As filed with the Securities and Exchange Commission on July 14, 2000
                                                       Registration No. 33-13954
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [   ]

                  Post-Effective Amendment No. 29            [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                       Amendment No. 30                [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

      Registrant's Telephone Number, including Area Code:  (949) 219-6767

                                  Robin Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [_] on __________, 2000 pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [X] on October 1, 2000 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PACIFIC SELECT FUND    PROSPECTUS        , 2000

                       SUBJECT TO COMPLETION

                       PRELIMINARY PROSPECTUS DATED JULY 14, 2000


                       This prospectus tells you about the Pacific Select Fund's
You should be aware    Focused 30 and Strategic Value Portfolios
that the Securities    managed by Janus Capital Corporation.
and Exchange
Commission has not     It's designed to give you information
reviewed these         about two investment options that will
portfolios for         be available under your variable annuity
their investment       contract or variable life insurance
merit, and does not    policy issued or administered by Pacific
guarantee that the     Life Insurance Company or its
information in this    subsidiaries.
prospectus is
accurate or            You'll find details about how your
complete. It is a      annuity contract or life insurance
criminal offense       policy works in your product prospectus
to say otherwise.      or offering memorandum.





A registration statement relating to shares of the Focused 30 and Strategic Value Portfolios has been filed with the Securities and Exchange Commission, but has not yet become effective. The information in this prospectus is not complete and may be changed. Shares of the Focused 30 and Strategic Value Portfolios may not be sold until the registration statement is effective. This prospectus is not an offer to sell shares of these Portfolios and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ABOUT THE PORTFOLIO
                       FOCUSED 30 PORTFOLIO

                         ------------------------------------------------------

The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal
                       This Portfolio is not available for:

                       . Pacific Corinthian variable annuity contracts

                       . Pacific Select variable life insurance policies.

                         ------------------------------------------------------

What the portfolio     The portfolio's principal investment strategy is to
invests in             invest primarily in domestic and foreign equity
                       securities (including common stock, preferred stock,
This portfolio         warrants, and securities convertible into common or
invests in high        preferred stock) selected for their growth potential.
yield or "junk"        The Portfolio may invest in companies of any size, from
bonds, which are       larger, well-established companies to smaller, emerging
given a low credit     growth companies. Securities are generally selected on
rating by Moody's      a stock-by-stock basis without regard to any defined
(Ba and lower), or     allocation among countries or geographic regions. The
Standard & Poor's      portfolio normally concentrates its investments in a
(BB and lower), or     core group of 20-30 common stocks.
have not been
rated, but are of      The portfolio manager applies a "bottom up" approach in
comparable quality.    choosing investments. In other words, he looks for
High yield bonds       companies with earnings growth potential that may not
are considered to      be recognized by the market at large. If the portfolio
be mostly              manager is unable to find such investments, a
speculative in         significant portion of the portfolio's assets may be in
nature.                cash or similar investments.

                       Realization of income is not a significant consideration when choosing investments for the portfolio. Income realized on the portfolio's investments will be incidental to its objective.

                       Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the portfolio may invest and the portfolio may at times have significant foreign exposure.

                       The portfolio may also purchase securities on a when-issued, delayed delivery or forward commitment basis, and purchase high-yield (often called "junk" bonds).

                       The portfolio manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                         ------------------------------------------------------

Risks you should be    The Focused 30 Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the
The portfolio is       potential for greater long-term growth than most fixed
considered to be       income securities, they generally have higher
"non-diversified"      volatility. The portfolio may also be affected by the
because it may         following risks, among others:
invest in
securities of a        . price volatility - the value of the portfolio changes
fewer number of          as the prices of its investments go up or down. This
issuers than other       portfolio invests in companies that the portfolio
portfolios. This         manager believes have the potential for rapid growth,
increases the risk       which may give the portfolio a higher risk of price
that its value           volatility than a portfolio that invests in equities
could go down            that are "undervalued," for example. This portfolio
because of the poor      may invest in small and medium-sized companies, which
performance of a         may be more susceptible to greater price swings than
single investment        larger companies because they may have fewer
or small number of       financial resources, limited product and market
investments.             diversification and many are dependent on a few key
                         managers.

The portfolio may      . risks of foreign investing - foreign investments may
invest without           be riskier than U.S. investments for many reasons,
limit in foreign         including changes in currency exchange rates,
equity and debt          unstable political and economic conditions, a lack of
securities and may       adequate company information, differences in the way
invest up to 35% of      securities markets operate, less secure foreign banks
its assets in high-      or securities depositories than those in the U.S.,
yield or "junk"          and foreign controls on investment.
bonds.

                         ------------------------------------------------------

Risks you should be    . credit risk - the portfolio could lose money if the
aware of                 issuer of a fixed income security is unable to meet
                         its financial obligations or goes bankrupt. This
(continued)              portfolio may be subject to more credit risk than
                         certain other portfolios, because it invests in high-yield or "junk" bonds. This is especially true during periods of economic uncertainty or economic downturns.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities. The value of the portfolio may fall when interest rates rise.

                       . inability to sell securities - high yield bonds may
                         be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                         ------------------------------------------------------

Who manages the        Ron Sachs, CFA, joined Janus in 1996, and is the
portfolio              portfolio manager and executive vice president of Janus
                       Orion Fund, and assistant portfolio manager of Janus
                       Enterprise Fund and Janus Aspen Aggressive Growth
                       Portfolio. He also manages private accounts in the AllCap Aggressive Growth discipline. He graduated cum laude from Princeton with a bachelor's degree in economics and obtained his law degree from the University of Michigan.

ABOUT THE PORTFOLIO
                       STRATEGIC VALUE PORTFOLIO

                         ------------------------------------------------------

The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal
                       This portfolio is not available for:

                       . Pacific Corinthian variable annuity contracts

                       . Pacific Select variable life insurance policies.

                         ------------------------------------------------------

What the portfolio     The portfolio invests primarily in domestic and foreign
invests in             equity securities, (which may include preferred stocks,
                       common stocks, warrants and securities convertible into
A P/E ratio is the     common or preferred stocks) with the potential for
relationship           long-term growth of capital using a "value" approach.
between the price
of a stock and its     The approach emphasizes investments in companies that
earnings per share.    the portfolio manager believes are undervalued relative
This figure is         to their intrinsic worth. The portfolio manager
determined by          measures value as a function of price/earnings (P/E)
dividing a stock's     ratios and price/free cash flow.
market price by the
company's earnings     The portfolio manager will typically seek attractively
per share amount.      valued companies that are improving their free cash
Price/free cash        flow and improving their returns on invested capital.
flow is the            These companies may also include special situations
relationship           companies that are experiencing management changes
between the price      and/or are temporarily out of favor.
of the stock and
the company's          The portfolio manager applies a "bottom-up" approach in
available cash from    choosing investments. In other words, he looks for
operations minus       companies with earnings growth potential that may not
capital                be recognized by the market at large. If the portfolio
expenditures.          manager is unable to find such investments, a
                       significant portion of the Portfolio's assets may be in
                       cash or similar investments.
This portfolio
invests in high        Foreign securities are generally selected on a stock-
yield or "junk"        by-stock basis without regard to any defined allocation
bonds, which are       among countries or geographic regions. However, certain
given a low credit     factors such as expected levels of inflation,
rating by Moody's      government policies influencing business conditions,
(Ba and lower), or     the outlook for currency relationships, and prospects
Standard & Poor's      for economic growth among countries, regions or
(BB and lower), or     geographic areas may warrant greater consideration in
have not been          selecting foreign securities. There are no limitations
rated, but are of      on the countries in which the Portfolio may invest and
comparable quality.    the Portfolio may at times have significant foreign
High yield bonds       exposure.
are considered to
be mostly              The Portfolio may also invest in debt securities and
speculative in         indexed/structured securities, purchase securities on a
nature.                when-issued, delay delivery or forward commitment
                       basis, and purchase high-yield bonds (often called
                       "junk" bonds).


                       The portfolio manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                         ------------------------------------------------------

Risks you should be    The Strategic Value Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
                       offer the potential for greater long-term growth than
The portfolio is       most fixed income securities, they generally have
considered to be       higher volatility. The portfolio may also be affected
"non-diversified"      by the following risks, among others:
because it may
invest in              . price volatility - the value of the portfolio changes
securities of a          as the prices of its investments go up or down. This
fewer number of          portfolio may invest in small and medium-sized
issuers than other       companies, which may be more susceptible to greater
portfolios. This         price swings than larger companies because they may
increases the risk       have fewer financial resources, limited product and
that its value           market diversification and many are dependent on a
could go down            few key managers.
because of the poor
performance of a
single investment
or small number of
investments.

                         ------------------------------------------------------

Risks you should be
aware of               . risks of foreign investing - foreign investments may
(continued)              be riskier than U.S. investments for many reasons,
                         including changes in currency exchange rates,
                         unstable political and economic conditions, a lack of
The Portfolio may        adequate company information, differences in the way
invest without           securities markets operate, less secure foreign banks
limit in foreign         or securities depositories than those in the U.S.,
equity and debt          and foreign controls on investment.
securities and up
to 35% of its          . credit risk - the portfolio could lose money if the
assets in high-          issuer of a fixed income security is unable to meet
yield or "junk"          its financial obligations or goes bankrupt. This
bonds.                   portfolio may be subject to more credit risk than
                         certain other portfolios, because it invests in high yield or "junk" bonds. The value of the portfolio may fall when interest rates rise.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities with intermediate and long terms to maturity.

                       . inability to sell securities - high-yield/high-risk
                         bonds may be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                         ------------------------------------------------------

Who manages the        David Decker, CFA, vice president of Janus Capital
portfolio              Corporation, joined Janus in 1992, and is portfolio
                       manager and executive vice president of Janus Special
                       Situations Fund, Janus Strategic Value Fund and Janus
                       Aspen Strategic Value Portfolio. He also manages separate accounts in the Strategic Value discipline and the AllCap Value institutional commingled fund. David is an assistant portfolio manager of Janus Fund and Janus Aspen Growth Portfolio. He graduated cum laude from Tufts University with a bachelor's degree in economics and political science and obtained an MBA in finance from the Fuqua School of Business at Duke
                       University.

MANAGING PACIFIC SELECT FUND

                       --------------------------------------------------------
Overview
                       The performance of the Focused 30 and Strategic Value Portfolios is affected by changes in the economy and financial markets. The portfolios are also affected by other kinds of risks, depending on the types of securities they invest in. Risk is the chance that you'll lose money on an investment, or that it will not earn as much as you expect. Every portfolio has some degree of risk depending on what it invests in and what strategies it uses. One of the most important investment decisions you'll need to make is how much risk you're willing to accept in exchange for potential return on an investment. There's also the possibility that investment decisions a portfolio manager makes will not accomplish what they were designed to achieve, or that a portfolio will not achieve its investment goal.

                       Equity securities historically have offered the potential for greater long-term growth than most fixed income securities, but they also tend to have larger and more frequent changes in price, which means there's a greater risk you could lose money over the short term. Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

                       You'll find a more detailed discussion of each portfolio's investments, strategies and risks in the Statement of Additional Information (SAI). Please turn to the back cover for information about how to get copies of this document.

                       Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the portfolio managers can decide if they want to use them or not. The portfolio managers may also use investment techniques or make investments in securities that are not part of a portfolio's principal investment strategy. Each portfolio's stated investment goal cannot be changed without the approval of shareholders. Investment policies may be changed from time to time by the fund's board of trustees.

                       --------------------------------------------------------

[LOGO OF PACIFIC       Founded in 1868, Pacific Life provides life and health
LIFE]                  insurance products, individual annuities and group
                       employee benefits, and offers to individuals,
Pacific Life           businesses and pension plans a variety of investment
Insurance Company      products and services. Over the past five years, the
700 Newport Center     company has grown from the 25th to the 16th largest
Drive                  life insurance company in the nation. The Pacific Life
Newport Beach,         family of companies manages $315 billion in assets,
California 92660       making it one of the largest financial institutions in
                       America, and currently counts 65 of the 100 largest
                       U.S. corporations as clients. Additional information about Pacific Life can be obtained at its Web site, www.PacificLife.com.

                       In its role as the fund's investment adviser, Pacific Life supervises the management of the Focused 30 and Strategic Value Portfolios. Pacific Life also oversees and monitors the performance of the portfolio managers.

                       Pacific Life, subject to the review of the fund's board, has ultimate responsibility to oversee the portfolio managers. Under an exemptive order from the Securities and Exchange Commission, Pacific Life and Pacific Select Fund can hire, terminate and replace a portfolio manager without shareholder approval. Within 90 days of the hiring of any new portfolio manager, shareholders of the portfolio would be sent information about the change.

                       --------------------------------------------------------

[LOGO OF JANUS]        Formed in 1969, Janus manages accounts for
                       corporations, individuals, retirement plans and non-
Janus Capital          profit organizations, and serves as the adviser or
Corporation            subadviser to the Janus Funds and other mutual funds.
100 Fillmore Street    Janus had approximately $249 billion in assets under
Denver, Colorado       management as of December 31, 1999.
80206

                       The Janus investment team focuses on individual companies, using an investment process supported by the company's 21 portfolio managers and 29 securities analysts.

                       --------------------------------------------------------
Fees and expenses      The fund pays Pacific Life an advisory fee for the
paid by the fund       services it provides as investment adviser. It also
                       pays for all of the costs of its operations, as well as for other services Pacific Life provides through a support services agreement.

                       The table below shows the advisory fee as an annual percentage of the portfolio's average daily net assets. Pacific Life uses part of this fee to pay for the services of the portfolio manager.

                       The projected expenses of the Focused 30 and Strategic Value Portfolios as an annual percentage of the portfolio's average daily net assets are:

                       -------------------------------------------------------
                                                      Other        Total
                                        Advisory fee  expenses/1/  expenses/2/
                       -------------------------------------------------------
                                         As an annual % of average daily net
                                                       assets
                       Focused 30
                       Portfolio        0.95          0.08         1.03
                       Strategic Value
                       Portfolio        0.95          0.08         1.03
                       -------------------------------------------------------

                       /1/ Other expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in
                           1999 because the portfolios will start on       ,
                           2000.

                       /2/ The fund has adopted a brokerage enhancement 12b-1
                           plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

                       To help limit fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse these portfolios for operating expenses (including organizational expenses but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of each Portfolio's average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the portfolios, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2001.

                       --------------------------------------------------------
How the fund is        The Pacific Select Fund is organized as a Massachusetts
organized              business trust. Its business and affairs are managed by
                       its board of trustees.

                       Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable if the fund is not able to meet its financial obligations. It is very unlikely that this will ever happen, and the fund's declaration of trust protects shareholders from liability.

INFORMATION FOR INVESTORS

                       Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. A portfolio that qualifies does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains.

                       The Pacific Select Fund may discontinue offering shares of the portfolios at any time. If a portfolio is discontinued, any allocation to the portfolio will be allocated to another portfolio the trustees believe is suitable, as long as any required regulatory approvals are met.

                       The Pacific Select Fund is available only to people who own a variable annuity contract or variable life insurance policy issued or administered by Pacific Life Insurance Company or its subsidiaries. You do not buy, sell or exchange shares of the fund's portfolios - you choose investment options through your annuity contract or life insurance policy. Pacific Life or its insurance subsidiaries then invest in the portfolios of the Pacific Select Fund according to the investment options you've chosen. You'll find information about how this works in your product prospectus or offering memorandum.

                       --------------------------------------------------------
How share prices
are calculated         The price of a portfolio's shares is called its net
                       asset value per share. Net asset value per share forms
An example of how      the basis for all transactions involving buying,
we calculate net       selling, exchanging or reinvesting shares.
asset value per
share
                       Each portfolio's net asset value per share is calculated once a day, every day the New York Stock
                       Exchange (NYSE) is open, usually at or about 4:00 p.m.
                       Eastern time. Generally, for any transaction, we'll use the next asset value calculated after we receive a request to buy, sell or exchange shares.

     $80 million portfolio's assets
-     $3 million portfolio's liabilities
----------------
     $77 million
/      7 million outstanding shares
----------------
=            $11 net asset value per share
----------------


                       The net asset value per share is calculated by taking the total value of a portfolio's assets, subtracting the liabilities, and then dividing by the number of shares that have already been issued. The value of a portfolio's assets is based on the total market value of all of the securities it holds. In general, the value of each security is based on its actual or estimated market value, with special provision for assets without readily available market quotes, for short-term debt securities, and for situations where market quotations are deemed unreliable or stale. This special provision means a fair value for a security is determined under procedures adopted and monitored by the fund's board of trustees. If the NYSE closes early, a portfolio will normally consider the closing price of a security to be its price at 4:00 p.m. Eastern time.

                       A delay may happen in any of the following situations:
                       . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of
                         shareholders.

                       Because foreign securities can be traded on weekends, U.S. holidays and other times when the NYSE is closed, changes in the market value of these securities are not always reflected in a portfolio's net asset value. It's not possible to buy, sell, exchange or reinvest shares on days the NYSE is closed, even if there has been a change in the market value of these securities.

                       Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares.

                       --------------------------------------------------------

Brokerage              The fund has adopted a brokerage enhancement plan,
enhancement plan       under which the fund can ask Pacific Life and Janus to
                       allocate brokerage transactions to particular brokers
The brokerage          or dealers, subject to best price and execution, to
enhancement plan       help promote the distribution of the fund's shares. In
was adopted by the     return for brokerage transactions, certain brokers and
fund pursuant to       dealers may give brokerage credits, other benefits or
Rule 12b-1 under       services, cash, or other compensation that, under the
the Investment         plan, may be used with broker-dealers to help obtain
Company Act of         certain distribution-related activities or services.
1940, and may be       These credits or other compensation may be applied
considered a           toward another service or benefit provided by a broker-
distribution plan      dealer such as (but not limited to) the ability to
because it uses a      promote the fund at a conference or meeting sponsored
fund asset -           by a broker-dealer.
brokerage - to help
promote                The plan is not expected to increase brokerage costs to
distribution of the    the portfolio. The granting of brokerage credits or
fund's shares.         receipt of other compensation under the plan may be a
                       factor considered by the portfolio manager or the adviser in allocating brokerage. In addition, the portfolio manager or the adviser is always free to consider the sale of fund shares or variable contracts in allocating brokerage.

PACIFIC SELECT FUND    WHERE TO GO FOR MORE INFORMATION

The Pacific Select     You'll find more information about the Pacific Select
Fund is available      Fund in the following documents:
only to people who
own a variable         Annual and semi-annual reports
annuity contract or    The fund's annual and semi-annual reports list the
variable life          holdings of the fund's portfolios, describe portfolio
insurance policy       performance, and tell you how investment strategies and
issued or              portfolio performance have responded to recent market
administered by        conditions and economic trends.
Pacific Life
Insurance Company      Statement of Additional Information (SAI)
or its                 The SAI contains detailed information about each
subsidiaries.          portfolio's investments, strategies and risks, and is
You'll find out how    considered to be part of this prospectus because it is
your annuity           incorporated by reference.
contract or life
insurance policy       You can get a copy of these documents at no charge by
works in the           calling or writing to Pacific Life. You can also get a
product prospectus     copy of these documents by contacting the Securities
or offering            and Exchange Commission. The SEC may charge you a fee
memorandum.            for this information.

Please contact
Pacific Life if you
have any questions
about any of the
Pacific Select Fund
portfolios.

                       -------------------------------------------------------
How to contact         Pacific Life Insurance Company
Pacific Life           700 Newport Center Drive
                       Post Office Box 9000
                       Newport Beach, California 92660

                       Annuities: 1-800-722-2333
                       Life Insurance: 1-800-800-7681

                       -------------------------------------------------------
How to contact         Public Reference Section of the SEC
the SEC                Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

Form No. 15-22462-00
Form No. 1706-0A       SEC file number 811-5141

                      SUPPLEMENT DATED      , 2000 TO THE
              PROSPECTUS FOR PACIFIC SELECT FUND DATED MAY 1, 2000

                           This supplement changes the fund's prospectus to reflect the following
                           Effective        , 2000:

                          -----------------------------------------------------
The Fund is offering       About the portfolios is amended by adding pages 3
two new portfolios         through 6 of this supplement describing the new
 .  Strategic Value         portfolios. References to the fund's 21 portfolios
   Portfolio               throughout the prospectus are changed to refer to
 .  Focused 30              23 portfolios.
   Portfolio

                          -----------------------------------------------------
Your guide to this         The first sentence of An overview of the Pacific
prospectus is amended      Select Fund is changed to read: The first section,
                           An overview of the Pacific Select Fund, contains a summary of the objectives, holdings and risks of each of the Pacific Select Fund's 23 portfolios.

                           The third sentence of Performance of comparable accounts is changed to read: Five portfolios (Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30) are so new that they have no past performance to help you with your investment decision.

                          -----------------------------------------------------
An overview of the         The first sentence of An overview of the Pacific
Pacific Select Fund is     Select Fund is changed to read: This table is a
amended                    summary of the goals, investments and risks of each
                           of the Pacific Select Fund's 23 portfolios.

                           The chart on pages 4 and 5 in the prospectus is amended to add the following:

                       THE PORTFOLIO'S     THE PORTFOLIO'S MAIN
PORTFOLIO AND MANAGER  INVESTMENT GOAL     INVESTMENTS              THE PORTFOLIO'S MAIN RISKS

Strategic Value        Long-term growth of Common stocks with the   Price volatility and other risks that
Portfolio              capital.            potential for long-term  accompany an investment in equity
Janus Capital                              growth of capital        securities. Particularly sensitive to
Corporation                                                         price swings because the portfolio is
                                                                    classified as "non-diversified"--it
                                                                    may hold securities from a fewer
                                                                    number of issuers than a diversified
                                                                    portfolio.

Focused 30 Portfolio   Long-term growth of Common stocks selected   Price volatility and other risks that
Janus Capital          capital.            for their growth         accompany an investment in equity
Corporation                                potential                securities. Particularly sensitive to
                                                                    price swings because the portfolio is
                                                                    classified as "non-diversified"--it
                                                                    may hold securities from a fewer
                                                                    number of issuers than a diversified
                                                                    portfolio.

ABOUT THE PORTFOLIO    STRATEGIC VALUE PORTFOLIO

                      ---------------------------------------------------------
The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal
                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                      ---------------------------------------------------------
What the portfolio     The portfolio invests primarily in domestic and foreign
invests in             equity securities, (which may include preferred stocks,
                       common stocks, warrants and securities convertible into
A P/E ratio is the     common or preferred stocks) with the potential for
relationship           long-term growth of capital using a "value" approach.
between the price
of a stock and its     The approach emphasizes investments in companies that
earnings per share.    the portfolio manager believes are undervalued relative
This figure is         to their intrinsic worth. The portfolio manager
determined by          measures value as a function of price/earnings (P/E)
dividing a stock's     ratios and price/free cash flow.
market price by the
company's earnings     The portfolio manager will typically seek attractively
per share amount.      valued companies that are improving their free cash
Price/free cash        flow and improving their returns on invested capital.
flow is the            These companies may also include special situations
relationship           companies that are experiencing management changes
between the price      and/or are temporarily out of favor.
of the stock and
the company's          The portfolio manager applies a "bottom-up" approach in
available cash from    choosing investments. In other words, he looks for
operations minus       companies with earnings growth potential that may not
capital                be recognized by the market at large. If the portfolio
expenditures.          manager is unable to find such investments, a
                       significant portion of the Portfolio's assets may be in
This portfolio         cash or similar investments.
invests in high
yield or "junk"        Foreign securities are generally selected on a stock-
bonds, which are       by-stock basis without regard to any defined allocation
given a low credit     among countries or geographic regions. However, certain
rating by Moody's      factors such as expected levels of inflation,
(Ba and lower), or     government policies influencing business conditions,
Standard & Poor's      the outlook for currency relationships, and prospects
(BB and lower), or     for economic growth among countries, regions or
have not been          geographic areas may warrant greater consideration in
rated, but are of      selecting foreign securities. There are no limitations
comparable quality.    on the countries in which the Portfolio may invest and
High yield bonds       the Portfolio may at times have significant foreign
are considered to      exposure.
be mostly
speculative in         The Portfolio may also invest in debt securities and
nature.                indexed/structured securities, purchase securities on a
                       when-issued, delay delivery or forward commitment basis, and purchase high-yield bonds (often called
                       "junk" bonds).

                       The portfolio manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                      ---------------------------------------------------------
Risks you should be    The Strategic Value Portfolio principally invests in
aware of               equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may
The portfolio is       offer the potential for greater long-term growth than
considered to be       most fixed income securities, they generally have
"non-diversified"      higher volatility. The portfolio may also be affected
because it may         by the following risks, among others:
invest in
securities of a        . price volatility - the value of the portfolio changes
fewer number of          as the prices of its investments go up or down. This
issuers than other       portfolio may invest in small and medium-sized
portfolios. This         companies, which may be more susceptible to greater
increases the risk       price swings than larger companies because they may
that its value           have fewer financial resources, limited product and
could go down            market diversification and many are dependent on a
because of the poor      few key managers.
performance of a
single investment
or small number of
investments.

                      ---------------------------------------------------------
Risks you should be    . risks of foreign investing - foreign investments may
aware of                 be riskier than U.S. investments for many reasons,
(continued)              including changes in currency exchange rates,
                         unstable political and economic conditions, a lack of
The Portfolio may        adequate company information, differences in the way
invest without           securities markets operate, less secure foreign banks
limit in foreign         or securities depositories than those in the U.S.,
equity and debt          and foreign controls on investment.
securities and up
to 35% of its          . credit risk - the portfolio could lose money if the
assets in high-          issuer of a fixed income security is unable to meet
yield or "junk"          its financial obligations or goes bankrupt. This
bonds.                   portfolio may be subject to more credit risk than
                         certain other portfolios, because it invests in high yield or "junk" bonds. The value of the portfolio may fall when interest rates rise.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities with intermediate and long terms to maturity.

                       . inability to sell securities - high-yield/high-risk
                         bonds may be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                      ---------------------------------------------------------
Who manages the        David Decker, CFA, vice president of Janus Capital
portfolio              Corporation, joined Janus in 1992, and is portfolio
                       manager and executive vice president of Janus Special
                       Situations Fund, Janus Strategic Value Fund and Janus
                       Aspen Strategic Value Portfolio. He also manages separate accounts in the Strategic Value discipline and the AllCap Value institutional commingled fund. David is an assistant portfolio manager of Janus Fund and Janus Aspen Growth Portfolio. He graduated cum laude from Tufts University with a bachelor's degree in economics and political science and obtained an MBA in finance from the Fuqua School of Business at Duke
                       University.

ABOUT THE PORTFOLIO    FOCUSED 30 PORTFOLIO

                      ---------------------------------------------------------
The portfolio's        This Portfolio seeks long-term growth of capital.
investment goal
                       This Portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                      ---------------------------------------------------------
What the portfolio     The portfolio's principal investment strategy is to
invests in             invest primarily in domestic and foreign equity
                       securities (including common stock, preferred stock,
                       warrants, and securities convertible into common or
This portfolio         preferred stock) selected for their growth potential.
invests in high        The Portfolio may invest in companies of any size, from
yield or "junk"        larger, well-established companies to smaller, emerging
bonds, which are       growth companies. Securities are generally selected on
given a low credit     a stock-by-stock basis without regard to any defined
rating by Moody's      allocation among countries or geographic regions. The
(Ba and lower), or     portfolio normally concentrates its investments in a
Standard & Poor's      core group of 20-30 common stocks.
(BB and lower), or
have not been          The portfolio manager applies a "bottom up" approach in
rated, but are of      choosing investments. In other words, he looks for
comparable quality.    companies with earnings growth potential that may not
High yield bonds       be recognized by the market at large. If the portfolio
are considered to      manager is unable to find such investments, a
be mostly              significant portion of the portfolio's assets may be in
speculative in         cash or similar investments.
nature.
                       Realization of income is not a significant consideration when choosing investments for the portfolio. Income realized on the portfolio's investments will be incidental to its objective.

                       Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the portfolio may invest and the portfolio may at times have significant foreign exposure.

                       The portfolio may also purchase securities on a when-issued, delayed delivery or forward commitment basis, and purchase high-yield (often called "junk" bonds).

                       The portfolio manager may use options, futures and other techniques to try to increase returns or to try to hedge against changes in interest rates or market declines. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                      ---------------------------------------------------------
Risks you should be    The Focused 30 Portfolio principally invests in equity
aware of               securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the
The portfolio is       potential for greater long-term growth than most fixed
considered to be       income securities, they generally have higher
"non-diversified"      volatility. The portfolio may also be affected by the
because it may         following risks, among others:
invest in
securities of a        . price volatility - the value of the portfolio changes
fewer number of          as the prices of its investments go up or down. This
issuers than other       portfolio invests in companies that the portfolio
portfolios. This         manager believes have the potential for rapid growth,
increases the risk       which may give the portfolio a higher risk of price
that its value           volatility than a portfolio that invests in equities
could go down            that are "undervalued," for example. This portfolio
because of the poor      may invest in small and medium-sized companies, which
performance of a         may be more susceptible to greater price swings than
single investment        larger companies because they may have fewer
or small number of       financial resources, limited product and market
investments.             diversification and many are dependent on a few key
                         managers.
The portfolio may
invest without         . risks of foreign investing - foreign investments may
limit in foreign         be riskier than U.S. investments for many reasons,
equity and debt          including changes in currency exchange rates,
securities and may       unstable political and economic conditions, a lack of
invest up to 35% of      adequate company information, differences in the way
its assets in high-      securities markets operate, less secure foreign banks
yield or "junk"          or securities depositories than those in the U.S.,
bonds.                   and foreign controls on investment.

                      ---------------------------------------------------------
Risks you should be    . credit risk - the portfolio could lose money if the
aware of                 issuer of a fixed income security is unable to meet
(continued)              its financial obligations or goes bankrupt. This
                         portfolio may be subject to more credit risk than certain other portfolios, because it invests in high-yield or "junk" bonds. This is especially true during periods of economic uncertainty or economic downturns.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities. The value of the portfolio may fall when interest rates rise.

                       . inability to sell securities - high yield bonds may
                         be less liquid than higher quality investments. The portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

                       . risks of using derivatives - this portfolio may use
                         options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                      ---------------------------------------------------------
Who manages the        Ron Sachs, CFA, joined Janus in 1996, and is the
portfolio              portfolio manager and executive vice president of Janus
                       Orion Fund, and assistant portfolio manager of Janus
                       Enterprise Fund and Janus Aspen Aggressive Growth
                       Portfolio. He also manages private accounts in the AllCap Aggressive Growth discipline. He graduated cum laude from Princeton with a bachelor's degree in economics and obtained his law degree from the University of Michigan.

                    -----------------------------------------------------------------------
The table in Fees                                    Advisory Other       Total
and expenses paid                                    fee      expenses/5/ expenses+
by the fund is      -----------------------------------------------------------------------
amended to add                                       As an annual % of average daily net
the following                                        assets
information and
to replace the      Strategic Value Portfolio        0.95     0.08        1.03
footnote denoted    Focused 30 Portfolio             0.95     0.08        1.03
by the +.           -----------------------------------------------------------------------

                       /5/ Other expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in
                           1999 because the portfolios will start on      ,
                           2000.
                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

                           To help limit fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse these portfolios for operating expenses (including organizational expenses but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of the Portfolios' average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the portfolios, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2001.

                          SUBJECT TO COMPLETION

   PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JULY 14, 2000



                  [LOGO OF PACIFIC SELECT FUND APPEARS HERE]

                              PACIFIC SELECT FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                            Date:       , 2000

                               ----------------

  The Pacific Select Fund is an open-end investment management company
currently offering twenty-one investment portfolios. Effective     , 2000, the
Fund will offer two additional Portfolios: Strategic Value Portfolio and Focused 30 Portfolio. The following twenty of those portfolios are classified as diversified: the Aggressive Equity Portfolio; the Emerging Markets Portfolio; the Diversified Research Portfolio; the Small-Cap Equity Portfolio; the International Large-Cap Portfolio; the Bond and Income Portfolio; the Equity Portfolio; the I-Net Tollkeeper PortfolioSM; the Multi-Strategy Portfolio; the Equity Income Portfolio; the Growth LT Portfolio; the Mid-Cap Value Portfolio; the Equity Index Portfolio; the Small-Cap Index Portfolio; the International Value Portfolio; the Government Securities Portfolio; the Managed Bond Portfolio; the Money Market Portfolio; the High Yield Bond Portfolio; and the Large-Cap Value Portfolio. The Strategic Value Portfolio, Focused 30 Portfolio and REIT Portfolio are classified as non-diversified. The Fund's Adviser is Pacific Life Insurance Company.

  This Statement of Additional Information ("SAI") is intended to supplement the information provided to investors in the Prospectus dated May 1, 2000, and the Preliminary Prospectus dated July 14, 2000 of the Fund and has been filed with the Securities and Exchange Commission ("SEC") as part of the Fund's Registration Statement. Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained free of charge from the Fund at the address and telephone numbers listed below.

                               ----------------

                                 Distributor:

                       Pacific Select Distributors, Inc.
                 (formerly Pacific Mutual Distributors, Inc.)
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                                (800) 800-7681

                                   Adviser:

                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                           Annuities (800) 722-2333
                         Life Insurance (800) 800-7681

A registration statement relating to shares of the Focused 30 Portfolio and the Strategic Value Portfolio has been filed with the Securities and Exchange Commission, but has not yet become effective. The information in this statement of additional information is not complete and may be changed. Shares of the Focused 30 Portfolio and the Strategic Value Portfolio may not be sold until the registration statement is effective. This statement of additional information is not an offer to sell shares of these Portfolios and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                               TABLE OF CONTENTS

INTRODUCTION................................................................   1

ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS............................   1
  Aggressive Equity Portfolio...............................................   1
  Emerging Markets Portfolio................................................   2
  Diversified Research Portfolio............................................   3
  Small-Cap Equity Portfolio................................................   3
  International Large-Cap Portfolio.........................................   3
  Bond and Income Portfolio.................................................   4
  Equity Portfolio..........................................................   4
  I-Net Tollkeeper Portfolio................................................   5
  Multi-Strategy Portfolio..................................................   6
  Equity Income Portfolio...................................................   7
  Strategic Value Portfolio.................................................   7
  Growth LT Portfolio.......................................................   8
  Focused 30 Portfolio......................................................   8
  Mid-Cap Value Portfolio...................................................   9
  Equity Index Portfolio....................................................   9
  Small-Cap Index Portfolio.................................................  10
  REIT Portfolio............................................................  10
  International Value Portfolio.............................................  11
  Government Securities Portfolio...........................................  12
  Managed Bond Portfolio....................................................  12
  Money Market Portfolio....................................................  13
  High Yield Bond Portfolio.................................................  13
  Large-Cap Value Portfolio.................................................  14
  Diversification Versus Non-Diversification................................  14

SECURITIES AND INVESTMENT TECHNIQUES........................................  15
  U.S. Government Securities................................................  15
  Real Estate Investment Trusts.............................................  15
  Mortgage-Related Securities...............................................  16
    Mortgage Pass-Through Securities........................................  16
    GNMA Certificates.......................................................  16
    FNMA and FHLMC Mortgage-Backed Obligations..............................  17
    Collateralized Mortgage Obligations (CMOs)..............................  18
    FHLMC Collateralized Mortgage Obligations...............................  18
    Other Mortgage-Related Securities.......................................  18
    CMO Residuals...........................................................  19
    Inverse Floaters and Planned Amortization Class Certificates............  19
    Stripped Mortgage-Backed Securities.....................................  20
    Mortgage Dollar Rolls...................................................  20
  Other Asset-Backed Securities.............................................  20
  Zero Coupon, Step Coupon and Pay-In-Kind Securities.......................  21
  High Yield Bonds..........................................................  21
  Bank Obligations..........................................................  22
  Municipal Securities......................................................  23
  Small Capitalization Stocks...............................................  24
  Corporate Debt Securities.................................................  24
    Tender Option Bonds.....................................................  24

  Variable and Floating Rate Securities.....................................  24
  Commercial Paper..........................................................  25
  Convertible Securities....................................................  26
  Repurchase Agreements.....................................................  27
  Borrowing.................................................................  27
  Reverse Repurchase Agreements and Other Borrowings........................  28
  Firm Commitment Agreements and When-Issued Securities.....................  28
  Loans of Portfolio Securities.............................................  28
  Short Sales...............................................................  29
  Short Sales Against the Box...............................................  29
  Illiquid and Restricted Securities (Private Placements)...................  29
  Precious Metals-Related Securities........................................  30
  Foreign Securities........................................................  30
  Foreign Currency Transactions and Forward Foreign Currency Contracts......  32
  Options...................................................................  34
    Purchasing and Writing Options on Securities............................  34
    Purchasing and Writing Options on Stock Indexes.........................  35
    Risks of Options Transactions...........................................  36
    Spread Transactions.....................................................  37
  Options on Foreign Currencies.............................................  37
  Investments in Other Investment Company Securities........................  38
    SPDRs...................................................................  39
    OPALS...................................................................  39
    I-Shares................................................................  39
  Futures Contracts and Options on Futures Contracts........................  39
    Futures on Securities...................................................  40
    Interest Rate Futures...................................................  40
    Stock Index Futures.....................................................  40
    Futures Options.........................................................  41
    Limitations.............................................................  41
    Risks Associated with Futures and Futures Options.......................  42
  Foreign Currency Futures and Options Thereon..............................  43
  Swap Agreements and Options on Swap Agreements............................  44
    Risks of Swap Agreements................................................  44
  Structured Notes..........................................................  44
  Warrants and Rights.......................................................  45
  Duration..................................................................  45

INVESTMENT RESTRICTIONS.....................................................  46
  Fundamental Investment Restrictions.......................................  46
  Nonfundamental Investment Restrictions....................................  47

ORGANIZATION AND MANAGEMENT OF THE FUND.....................................  48
  Trustees and Officers.....................................................  48
  Investment Adviser........................................................  50
  Other Expenses of the Fund................................................  52
  Portfolio Management Agreements...........................................  53
  Distribution of Fund Shares...............................................  61
  Purchases and Redemptions.................................................  62
  Exchanges Among the Portfolios............................................  62

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  63
  Investment Decisions......................................................  63

  Brokerage and Research Services...........................................  63
  Portfolio Turnover........................................................  65

NET ASSET VALUE.............................................................  65

PERFORMANCE INFORMATION.....................................................  67

TAXATION....................................................................  69
  Distributions.............................................................  71
  Hedging Transactions......................................................  71

OTHER INFORMATION...........................................................  71
  Concentration Policy......................................................  71
  Brokerage Enhancement Plan................................................  71
  Capitalization............................................................  72
  Voting Rights.............................................................  72
  Custodian and Transfer Agency and Dividend Disbursing Services............  73
  Financial Statements......................................................  73
  Independent Auditors......................................................  73
  Counsel...................................................................  73
  Code of Ethics............................................................  73
  Registration Statement....................................................  74

APPENDIX....................................................................  75
  Description of Bond Ratings...............................................  75

                                 INTRODUCTION

  This SAI is designed to elaborate upon information contained in the Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment techniques.

               ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS

  The investment objective and investment policies of each Portfolio are described in the Prospectus. The following descriptions and the information in the section "Investment Restrictions" provide more detailed information on investment policies that apply to each Portfolio, and are intended to supplement the information provided in the Prospectus. Any percentage limitations noted are based on market value at time of investment.

  Unless otherwise noted, a Portfolio may invest up to 5% of its net assets (taken at market value at the time of such investment) in any type of security or investment that the Investment Adviser or Portfolio Manager reasonably believes is compatible with the investment objectives and policies of the Portfolio.

  Unless otherwise noted, a Portfolio may lend up to 33 1/3% of its total assets to brokers/dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid securities (up to 10% for the Money Market Portfolio).

Aggressive Equity Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest a portion of its assets in: high-quality money market instruments; mortgage-related and asset-backed securities; convertible securities; repurchase agreements and reverse repurchase agreements; small capitalization stocks; American Depositary Receipts ("ADRs"); U.S. Government securities, its agencies or instrumentalities; U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; variable and floating rate securities; firm commitment agreements; when-issued securities may enter into short sales against the box; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's total assets would be invested in such foreign securities.

  The Portfolio may also invest up to 5% of its net assets in warrants and rights (valued at the lower of cost or market) provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges; and may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies, rated Baa by Moody's Investor's Service, Inc. ("Moody's") or BBB by Standard and Poor's Rating Services ("S&P"), or, if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix.

  Bank obligations of foreign banks (including U.S. branches of foreign banks) in which the Portfolio may invest must, at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) in terms of assets be among the 75 largest foreign banks in the world;
(iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the portfolio manager, be of an investment quality comparable to obligations of U.S. banks in which the portfolio may invest.

  For hedging purposes, the Portfolio may purchase put and call options on securities and securities indexes and may write covered call and secured put options. The Portfolio may also purchase and sell stock index futures contracts and options thereon. To hedge against the risk of currency fluctuation associated with investment in foreign securities, the Portfolio may buy or sell foreign currencies on a spot
(cash) basis and enter into forward foreign currency contracts or purchase and write options on foreign currencies or foreign currency futures contracts and purchase and write options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may engage in "short sales against the box," in which the Portfolio sells short a security it owns, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.

Emerging Markets Portfolio

  The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest up to 10% of its assets in U.S. government securities, high quality debt securities, money market obligations, and in cash to meet cash flow needs or if the U.S. Government ever imposes restrictions on foreign investing. Such money market obligations may include short-term corporate or U.S. government obligations and bank certificates of deposit. The Portfolio may also invest in: nonconvertible fixed income securities denominated in foreign currencies; small capitalization stocks; equity index swap agreements; ADRs; Global Depositary Receipts ("GDRs"); European Depositary Receipts ("EDRs"), or other securities convertible into equity securities of U.S. or foreign issuers; up to 5% of its net assets in warrants and rights (valued at the lower of cost or market) provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges; variable and floating rate securities; warrants on securities that it is eligible to purchase; preferred stock; repurchase agreements; reverse repurchase agreements; firm commitment agreements; and when-issued securities. The Portfolio is also permitted to invest in other investment company securities including Optimised Portfolios as Listed Securities ("OPALS"). The debt securities (including commercial paper, foreign government and international agencies) and money market obligations in which the Portfolio invests may be issued by U.S. and foreign issuers and may be denominated in U.S. dollars or foreign currencies. The Portfolio may invest in corporate debt securities rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix.

  The Portfolio may only invest in bank obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment:
(i) had more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the portfolio manager, are of an investment quality comparable to obligations of U.S. banks in which the portfolio may invest.

  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, securities, and stock indexes. The Portfolio may also engage in futures contracts on securities and stock indexes, including foreign exchange futures contracts, and may purchase and sell put and call options thereon. The Portfolio may enter into forward foreign currency contracts, foreign currency exchange transactions on a spot (i.e., cash) basis, cross-hedge between two non-U.S. currencies, and use derivatives and other management techniques to hedge and manage changes in currency exchange rates. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Diversified Research Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. dollar-denominated corporate debt securities of domestic and foreign issuers; convertible securities; U.S. government securities; equity REITs; bank obligations; warrants; firm commitment agreements; when-issued securities; commercial paper; repurchase agreements; and reverse repurchase agreements. The Portfolio may also invest in foreign issuers whose principal markets are in the U.S. (which include ADRs and foreign securities registered in the U.S.); and up to 15% of its total assets in companies domiciled outside the U.S. and not included in the S&P 500. The Portfolio may engage in foreign currency transactions; forward foreign currency contracts; and foreign currency futures contracts. The Portfolio may also engage in the purchasing and writing of put and call options on foreign currencies, foreign currency futures contracts, and securities, and may purchase put and call options on stock indexes that are exchange traded or traded on over-the-counter markets.

  The Portfolio may not invest in variable and floating rate securities.

  In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: The Portfolio's growth oriented approach to stock selection may result in its securities being more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio Manager, regardless of performance of the securities markets.

Small-Cap Equity Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in various foreign securities if listed on a U.S. exchange or otherwise included in the S&P 500; commercial paper; repurchase agreements; corporate debt securities; U.S. Government securities, its agencies or instrumentalities; ADRs; bank obligations; variable and floating rate securities; firm commitment agreements; when-issued securities; and may hold a portion of its assets in cash.

  The Portfolio may also invest up to 5% of its assets in convertible bonds and other fixed income securities (other than money market instruments), which will primarily, at the time of investment, be rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, will be of comparable quality as determined by the Portfolio Manager.

  The Portfolio may not engage in futures contracts and options on futures contracts.

International Large-Cap Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: high quality debt securities rated, at the time of purchase, within the top three quality categories by Moody's or S&P (or unrated securities of equivalent quality); convertible securities; U.S. government securities; warrants; equity REITs; bank obligations; repurchase agreements; reverse repurchase agreements; and short-term debt obligations (including commercial paper) denominated in U.S. dollars (including U.S. dollar-denominated debt securities of foreign issuers) or foreign currencies. The Portfolio may also engage in foreign currency transactions and forward foreign currency contracts. The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, foreign currency futures contracts, and securities, and may purchase put and call options on stock indexes that are exchange traded or traded on over-the-counter markets.

  The Portfolio may not invest in variable and floating rate securities.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Bond and Income Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers and U.S. dollar-denominated debt securities of foreign issuers and up to 10% of its assets in non-U.S. dollar denominated securities (including debt securities of foreign issuers denominated in foreign currencies). The Portfolio may invest in corporate debt securities rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. The Portfolio may also invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if not rated, of equivalent quality, 15% of which may consist of debt securities of foreign government or their agencies located in emerging market countries. See "Description of Bond Ratings" in the Appendix and the section titled "High Yield Bonds" for more information on the risks of such securities.

  The Portfolio may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities and rights; ADRs; convertible securities; variable and floating rate securities; mortgage dollar rolls; firm commitment agreements; when-issued securities; repurchase agreements; and reverse repurchase agreements. High-quality short-term instruments, in which the portfolio may invest include, among others, commercial paper, bank obligations, certificates of deposit, time deposits, loans or credit agreements and banker's acceptance issued by U.S. and foreign banks with assets of at least U.S. $2 billion as of the end of their most recent fiscal year; short-term debt obligations of savings and loan institutions with assets of at least U.S. $2 billion as of the end of their most recent fiscal year; and enter into repurchase agreements which the Portfolio may, together with other registered investment companies managed by Goldman Sachs Asset Management or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements; and preferred stock. The Portfolio may invest up to 10% of its assets in the following types of mortgage-related securities: inverse floaters, super floating rate collateralized mortgage obligations ("Superfloater"), interest only ("IO's") and principal-only ("PO's") tranches of stripped mortgage-backed securities (including planned amortization class certificates) and inverse IO's and up to 5% of its net assets in municipal securities.

  For hedging risk or adjusting interest rate exposure, the Portfolio may (but is not obligated to) use several investment techniques. The Portfolio may purchase and write put and call options on securities and on securities indexes and enter into the following types of transactions: financial futures contracts and options thereon; instruments such as interest rate caps, floors, and collars; and interest rate swaps. To hedge against fluctuations in currency exchange rates that affect non-U.S. dollar-denominated securities, the Portfolio may enter into spot (or cash) transactions in currency, forward currency contracts, options on foreign currency contracts, foreign currency futures and options thereon, and currency swaps. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may invest up to 5% of its assets in structured notes to hedge interest rate or currency risk and may enter into swaps, caps, floors, collars, structured notes, and non-exchange traded options only with counterparties that have outstanding securities rated A or better by Moody's or S&P or that have outstanding short-term securities rated P-2 or better by Moody's or A-2 or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality.

Equity Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. government securities; small capitalization stocks; corporate bonds; convertible securities, money market instruments; precious metals-related securities; mortgage-related and asset-backed securities. The Portfolio may invest in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and rights; bank obligations; variable and floating rate securities; firm commitment agreements; when-issued securities; and enter in repurchase agreements, which the Portfolio may, together with other registered investment companies managed by Goldman Sach Asset Management or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. In addition, the Portfolio may invest in commercial paper (1) rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P. The Portfolio may engage in "short sales against the box," in which the Portfolio sells short a security it owns, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.

  The Portfolio may also purchase and write put and call options on securities and stock indices and enter into stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also purchase Standard & Poor's Depository Receipts ("SPDRs"), which represent ownership interests in the SPDR Trust, a long-term unit investment trust established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

I-Net Tollkeeper Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in preferred stocks; repurchase agreements; U.S. government securities; bank obligations; interests in real estate investment trusts (equity, mortgage, or hybrid); mortgage-related securities, including real estate mortgage investment conduit ("REMIC") certificates; asset-backed securities; commercial paper; short sales against the box; firm commitment agreements; when-issued securities; high-yield bonds; variable and floating rate securities; convertible securities; equity interests in trusts; partnerships; joint ventures; limited liability companies and similar enterprises; warrants and rights. The Portfolio may also invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". In addition, the Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. The Portfolio also may invest in GDRs, EDRs or other similar instruments representing securities of foreign issuers.

  The Portfolio may purchase securities on margin. The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities in which it may invest and on any securities index consisting of securities in which it may invest. The Portfolio may invest in futures contracts on securities, stock indexes and interest rates, and options thereon. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the United States. In addition, the Portfolio may invest in SPDRs and OPALS.

  In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: First, investment in companies that may be unseasoned, may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. Investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

  Second, the legal obligations of online service providers is unclear under both U.S. and foreign law with respect to freedom of expression, defamation, libel, invasion of privacy, advertising, copyright or trademark infringement, information security, or other areas based on the nature and content of the materials disseminated through online service providers. Moreover, legislation has been proposed that imposes liability for, or prohibits the transmission over, the Internet of certain types of information. It is possible that now or in the future, related claims could be made against online services companies. These liability issues, as well as possibly other legal issues, could impact the growth of Internet use.

  For example, it is possible that laws and regulations may be adopted with respect to the Internet or other online service providers with respect to the imposition of sales tax collection obligations on Internet companies and the use of personal user information. The nature of this governmental action and the manner in which it may be interpreted and enforced cannot be predicted. Changes to existing laws or the passage or proposed passage of new laws intended to address these and other issues, could create uncertainty in the marketplace that could reduce demand for the services of an Internet company or increase the costs of doing business as a result of actual or anticipated litigation costs or increased service delivery costs, or could in some other manner have a material adverse effect on an Internet company's business, results of operations and financial condition.

  The success of many Internet companies depends, in large part, upon the development and maintenance of the infrastructure of the World Wide Web ("Web") for providing reliable Web access and services. There can be no assurances that the infrastructure or complementary products or services necessary to make the Web a viable commercial marketplace for the long term will be developed, or, if they are developed, that the Web will become a viable commercial marketplace for services such as those offered by Internet companies.

  The market for the purchase of products and services over the Internet is a new and emerging market. If acceptance and growth of Internet use does not occur, an Internet company's business and financial performance may suffer. Although there has been substantial interest in the commercial possibilities for the Internet, many businesses and consumers have been slow to purchase Internet access services for a number of reasons, including inconsistent quality of service, lack of availability of cost-effective, high-speed service, a limited number of local access points for corporate users, inability to integrate business applications on the Internet, the need to deal with multiple and frequently incompatible vendors, inadequate protection of the confidentiality of stored data and information moving across the Internet and a lack of tools to simplify Internet access and use. It is possible that a sufficiently broad base of consumers may not adopt, or continue to use, the Internet as a medium of commerce.

  Despite the implementation of security measures, an Internet company's networks may be vulnerable to unauthorized access, computer viruses and other disruptive problems. Internet companies have in the past experienced, and may in the future experience, interruptions in service as a result of the accidental or intentional actions of Internet users, current and former employees or others. Unauthorized access could also potentially jeopardize the security of confidential information stored in the computer systems of a company and its subscribers. These events may result in liability of the company to its subscribers and also may deter potential subscribers.

Multi-Strategy Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: equity securities of small companies and foreign issuers if U.S. exchange listed or if otherwise included in the S&P 500; high yield bonds; repurchase agreements; U.S. government securities; ADRs; bank obligations; variable and floating rate securities; and firm commitment agreements; and when-issued securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio's equity securities may or may not pay dividends and may or may not carry voting rights. The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, U.S. dollar-denominated debt securities of foreign issuers (including foreign government and international agencies); and up to 10% of its assets in debt securities of foreign issuers which may be denominated in foreign currencies rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". Fixed income securities in which the portfolio may invest include debentures, asset-backed securities, mortgage-related securities, convertible securities and money market instruments.

  The Portfolio may purchase and sell put and call options on securities and stock indexes and may purchase or sell interest rate and stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also engage in forward currency contracts, foreign currency transactions, and foreign currency futures and options thereon in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Equity Income Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in ADRs and in foreign securities if they are listed on a U.S. exchange or otherwise included in the S&P 500. To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Portfolio may invest in: money market instruments, including U.S. government securities, short-term bank obligations rated in the highest two rating categories by Moody's or S&P, or, if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager; certificates of deposit; time deposits; loans or credit agreements and banker's acceptances issued by U.S. and foreign banks with assets of at least U.S. $500 million as of the end of their most recent fiscal year; short-term debt obligations of savings and loan institutions with assets of at least U.S. $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable and floating rate securities that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's or S&P, or if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager. The Portfolio may also invest in high yield and convertible bonds; repurchase agreements; rights; firm commitment agreements; and when-issued securities; and other fixed income securities including, but not limited to high yield/high risk debt securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies, rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  In addition to the derivatives described in the Prospectus, the Portfolio may also purchase and write put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Strategic Value Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its total assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations; pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests; municipal obligations; short sales against the box; variable and floating rate securities; standby commitments; tender option bonds; inverse floaters; strip bonds; reverse repurchase agreements; up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities; and securities of other investment companies. The Portfolio may also invest in money market funds, including those managed by Janus Capital Corporation ("Janus") as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC. The Portfolio is also permitted to invest without limit in foreign securities, including ADRs, EDRs, and GDRs, and up to 35% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality.

  In addition to the derivatives described in the Prospectus, the Portfolio may purchase and sell futures contracts on securities, interest rate, index, and foreign currency, and options thereon, including Eurodollar instruments. The Portfolio may also enter into interest rate swaps, caps and floors on either an asset-based or a liability-based basis. The Portfolio may engage in forward contracts, forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.

Growth LT Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; preferred stocks; certificates of deposit; mortgage-related and asset-backed securities; commercial paper; U.S. government securities; rights; bank obligations (including certain foreign bank obligations); U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; repurchase agreements; and reverse repurchase agreements. The Portfolio may also invest in small capitalization stocks; U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies, rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. The Portfolio may also invest up to 10% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". The Portfolio may also invest in money market funds, including those managed by Janus as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC.

  The Portfolio is also permitted to invest in equity securities of foreign issuers if U.S. exchange listed or otherwise included in the S&P 500. The Portfolio may invest up to 25% of its assets in foreign securities denominated in a foreign currency and not publicly traded in the U.S. In addition, the Portfolio may purchase ADRs, EDRs, and GDRs, and other types of receipts evidencing ownership of the underlying foreign securities. The Portfolio may purchase securities on margin and may engage in the purchase and writing of put and call options on securities, stock indexes, and foreign currencies. In addition, the Portfolio may purchase and sell interest rate, stock index, and foreign currency futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also engage in forward foreign currency contracts and foreign currency transactions.

Focused 30 Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its total assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations; pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests; municipal obligations; short sales against the box; variable and floating rate securities; standby commitments; tender option bonds; inverse floaters; strip bonds; reverse repurchase agreements; up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities; and securities of other investment companies. The Portfolio may also invest in money market funds, including those managed by Janus as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC. The Portfolio is also permitted to invest without limit in foreign securities, including ADRs, EDRs, and GDRs, and up to 35% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality.

  In addition to the derivatives described in the Prospectus, the Portfolio may purchase and sell futures contracts on securities, interest rate, index, and foreign currency, and options thereon, including Eurodollar instruments. The Portfolio may also enter into interest rate swaps, caps and floors on either an asset-based or a liability-based basis. The Portfolio may engage in forward contracts, forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.

Mid-Cap Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: preferred stocks; securities convertible into or exchangeable for common stocks; forward foreign currency contracts; repurchase agreements; reverse repurchase agreements; ADRs; GDRs; firm commitment agreements; and when-issued securities; and up to 5% of its total assets in rights. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio may purchase securities on margin and may invest a portion of its assets in investment grade debt securities, including:
U.S. Government Securities; commercial paper; mortgage-related securities; variable and floating rate securities; other short-term bank obligations; and U.S. dollar-denominated corporate debt securities (including U.S. dollar-denominated debt securities of foreign issuers, certain foreign bank and government obligations, foreign government and international agencies).

   The Portfolio may borrow for investment purposes ("leveraging") to the extent permitted under the 1940 Act, which permits an investment company to engage in borrowing, provided that it maintains continuous asset coverage of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio may also invest up to 15% of its total assets, determined at the time of investment, in foreign equity or debt securities. The Portfolio may engage in "short sales," in which the Portfolio sells a security it does not own, and "short sales against the box," in which the Portfolio sells short a security it owns, if, at the time of investment, the total market value of all securities sold and held short would not exceed 25% of the Portfolio's net assets.

  The Portfolio may also purchase and write put and call options on securities, stock indexes and foreign currencies and may purchase cash-settled options on interest rate swaps and equity index swaps. The Portfolio may enter into interest rate, interest rate index, and currency exchange rate swap agreements and purchase and sell options thereon. In addition, the Portfolio may purchase or sell futures contracts on securities, stock indexes, and currency, and options thereon. The Portfolio may engage in foreign currency transactions: (1) to fix in U.S. dollars the value of a security the Portfolio has agreed to buy or sell between the trade and settlement dates; and (2) to hedge the U.S. dollar value of securities the Portfolio already owns. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also invest in equity real estate investment trusts ("REITs"), although it currently intends to limit its investments in REITs to no more than 5% of its assets.

Equity Index Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may purchase and sell stock index futures, purchase options on stock indexes, and purchase and write options on stock index futures that are based on stock indexes which the Portfolio attempts to track or which tend to move together with stocks included in the index. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also invest in foreign equity securities if U.S. exchange listed or if otherwise included in the S&P 500; ADRs; convertible securities; firm commitment agreements; when-issued securities; and reverse repurchase agreements. The Portfolio may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. Government securities, its agencies and instrumentalities. Temporary investments are not made for defensive purposes in the event of or in anticipation of a general decline in the market price of stocks in which the Portfolio invests.

  The Portfolio may not invest in restricted securities (including privately placed securities).

  The Fund reserves the right to change the index whose performance the Portfolio will attempt to replicate or for the Portfolio to seek its investment objective by means other than attempting to replicate an index, such as by operating the Portfolio as a managed fund, and reserves the right to do so without seeking shareholder approval, but only if operating the Portfolio as described in the Prospectus and above is not permitted under applicable law for an investment company that serves as an investment medium for variable insurance contracts, or otherwise involves substantial legal risk.

Small-Cap Index Portfolio

  Under normal conditions, the Portfolio invests at least 80% of the value of its total assets in the common stock of companies included in the Russell 2000 Small Stock Index ("Russell 2000"). The Portfolio will be managed in an attempt to minimize the degree to which the investment results of the Portfolio (before taking into account the Portfolio's expenses) differ from the results of the Russell 2000.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may purchase and sell stock index futures and options thereon and options on stock indexes that are based on the Russell 2000 or other indexes of small capitalization companies. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may invest in foreign equity securities if U.S. exchange listed and if they are included in the Russell 2000 and may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in ADRs; repurchase agreements; rights; equity REITs; U.S. Government securities, its agencies or instrumentalities; bank obligations; commercial paper; variable and floating rate securities; firm commitment agreements; when-issued securities; and securities that are convertible into common stock. The Portfolio may maintain a portion of its assets in short-term debt securities and money market instruments to meet redemption requests or pending investment in the securities of the Russell 2000. These investments will not be made in anticipation of a general decline in the market prices of stocks in which the Portfolio invests.

  The Fund reserves the right to change the index whose performance the Portfolio will attempt to replicate or for the Portfolio to seek its investment objective by means other than attempting to replicate an index, such as by operating the Portfolio as a managed fund, and reserves the right to do so without seeking shareholder approval, but only if operating the Portfolio as described in the Prospectus and above is not permitted under applicable law for an investment company that serves as an investment medium for variable insurance contracts, or otherwise involves substantial legal risk.

REIT Portfolio

  The Portfolio is a "non-diversified" portfolio. For purposes of the Portfolio's investment policies, a company is principally engaged in the real estate industry if: (1) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (2) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and up to 10% of its assets in foreign securities (which may include EDRs and GDRs) including: U.S. dollar-denominated corporate debt securities, certain foreign bank obligations, and foreign government and international agencies. The Portfolio may buy and sell put and call options on securities and may purchase and sell futures contracts on interest rates and options thereon. The Portfolio may also invest in the following: ADRs; bank obligations; U.S. Government securities; convertible securities; commercial paper; variable and floating rate securities; firm commitment agreements; when-issued securities; preferred stock; repurchase agreements; currency exchange rate swap agreements; interest rate derivative products, such as swaps (including interest rate index swaps), caps, collars and floors; and structured notes.

International Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest up to 5% of its assets, measured at the time of investment, in debt securities that are rated below investment grade, or if not rated, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". The Portfolio may also invest in: small capitalization stocks; nonconvertible fixed income securities denominated in foreign currencies; repurchase agreements; ADRs; EDRs; GDRs; or other securities convertible into equity securities of foreign issuers; variable and floating rate securities; U.S. government securities; bank obligations; firm commitment agreements; when-issued securities; and commercial paper denominated in foreign currencies. The Portfolio's investments in convertible securities are not subject to the limitations described below or in the section "Bank Obligations."

  The Portfolio may also hold cash (in U.S. dollars or foreign currencies) or short-term securities denominated in such currencies to provide for redemptions; it is generally not expected that such reserve for redemptions will exceed 10% of the Portfolio's assets. Securities which may be held for defensive purposes include nonconvertible preferred stock, debt securities, government securities issued by U.S. and foreign countries and money market securities. The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  The Portfolio may also invest in obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (i) have more than U.S. $1 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the Portfolio Manager, are of an investment quality comparable to fixed income obligations in which the Portfolio may invest. The Portfolio may also purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. and may purchase and write put and call options on foreign currencies. The Portfolio may purchase and write put and call options on stock indexes and may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies, rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix. The Portfolio may also engage in foreign currency transactions and forward foreign currency contracts in anticipation of or to protect itself against fluctuations in currency exchange rates.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Government Securities Portfolio

  In addition to its investments in U.S. government securities and related investments, as described in the Prospectus, the Portfolio may invest up to 35% of its assets in the following: corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) rated Aa or better by Moody's or AA or better by S&P, or, if not rated by Moody's or S&P, of comparable quality as determined by the Portfolio Manager; mortgage-related securities, including collateralized mortgage obligations and mortgage-backed bonds; asset-backed securities; repurchase agreements and reverse repurchase agreements; commercial paper; bank obligations; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; ADRs; and in cash or high quality money market instruments.

  The Portfolio may also: purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon; engage in forward currency contracts, foreign currency transactions, options on foreign currencies, and foreign currency futures and options thereon; and purchase and sell interest rate futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. In addition, the Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers, which may be denominated in foreign currencies.

Managed Bond Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; mortgage-related securities; asset-backed securities; variable and floating rate debt securities; bank obligations; commercial paper; convertible securities; firm commitment agreements; when-issued securities; ADRs; U.S. dollar-denominated obligations of international agencies (such as the International Bank for Reconstruction and Development) and government agencies; and repurchase and reverse repurchase agreements. The Portfolio may invest in U.S. dollar-denominated debt securities of foreign issuers and up to 20% of its assets in debt securities of foreign issuers denominated in foreign currencies.

  The Portfolio may also invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than B), or if not rated by Moody's or S&P, of equivalent quality. The Portfolio, except as provided above, may invest only in securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated by Moody's or S&P, determined by the Portfolio Manager to be of comparable quality. The dollar-weighted average quality of all fixed income securities held by the Portfolio will be A or higher as rated by Moody's and S&P. In the event that a security owned by the Portfolio is downgraded to below a B rating, the Portfolio may nonetheless retain the security. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". For the year ended December 31, 1999, the amount of the Portfolio's average total assets, measured on the basis of month-end values, invested in debt securities rated less than investment grade was approximately 6.09%. The asset composition after this time may or may not be the same as shown in 1999.

  In pursuing its investment objective, the Portfolio may purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; purchase and sell interest rate futures contracts and options thereon; and enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

  Furthermore, the Portfolio may engage in foreign currency transactions and forward currency contracts; options on foreign currencies; and foreign currency futures and options thereon, in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Money Market Portfolio

  The Portfolio invests at least 95% of its total assets, measured at the time of investment, in a diversified portfolio of money market securities that are in the highest rating category for short-term instruments. The Portfolio may invest only in U.S. dollar denominated securities that present minimal credit risk. The Adviser shall determine whether a security presents minimal credit risk under procedures adopted by the Fund's Board of Trustees that conform to SEC rules for money market funds. In addition, the Portfolio is subject to diversification standards applicable to money market funds under SEC rules.

  A money market instrument will be considered to be highest quality (1) if the instrument (or other comparable short-term instrument of the same issuer) is rated in the highest rating category, (i.e., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P) by (i) any two nationally recognized statistical rating organizations ("NRSROs") or, (ii) if rated by only one NRSRO, by that NRSRO;
(2) an unrated security that is of comparable quality to a security in the highest rating category as determined by the Adviser; or (3) a U.S. Government security. The Portfolio may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that this limitation shall not apply to U.S. Government securities and repurchase agreements thereon.

  With respect to 5% of its total assets, measured at the time of investment, the Portfolio may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (i.e., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered highest quality, as applied to instruments in the second-highest rating category. The Portfolio may not invest more than the greater of 1% of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category.

  The quality of securities subject to guarantees may be determined based solely on the quality of the guarantee. Additional eligibility restrictions apply with respect to guarantees and demand features. In addition, securities subject to guarantees not issued by a person in a control relationship with the issuer of such securities are not subject to the preceding diversification requirements. However, the Portfolio must generally, with respect to 75% of its total assets, invest no more than 10% of its total assets in securities issued by or subject to guarantees or demand features from the same entity.

  In the event that an instrument acquired by the Portfolio is downgraded or otherwise ceases to be of the quality that is eligible for the Portfolio, the Adviser, under procedures approved by the Board of Trustees shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument. The Portfolio's investments are limited to securities that mature within 13 months or less from the date of purchase (except that securities held subject to repurchase agreements having terms of 13 months or less from the date of delivery may mature in excess of 13 months from such date).

  In addition to the securities and investment techniques described in the Prospectus, the Portfolio may also invest in firm commitment agreements; when-issued securities; short-term corporate debt securities (including U.S. dollar denominated debt securities of foreign issuers and obligations of government and international agencies); mortgage-related securities; asset-backed securities; commercial paper; bank obligations; variable and floating rate securities; savings and loan obligations; and repurchase agreements involving these securities. The Portfolio may also invest in restricted securities and up to 10% of its net assets in illiquid securities.

  The Portfolio may not engage in futures contracts and options on futures contracts.

High Yield Bond Portfolio

  The Portfolio invests primarily in fixed-income securities (including corporate debt securities) rated Baa or lower by Moody's, or BBB or lower by S&P, or, if not rated by Moody's or S&P, of equivalent investment quality as determined by the Adviser. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds". In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. Government securities (including securities of U.S. agencies and instrumentalities); bank obligations; commercial paper; mortgage-related securities; asset-backed securities; variable and floating rate debt securities; firm commitment agreements; when-issued securities; convertible securities; ADRs; rights; repurchase agreements; reverse repurchase agreements; U.S. dollar-denominated debt securities of foreign issuers, foreign government and international agencies and foreign branches of U.S. banks; dividend-paying common stocks (including up to 10% of the market value of the Portfolio's total assets in warrants to purchase common stocks) that are considered by Pacific Life to be consistent with the investment objective of current income; and higher quality corporate bonds. The Portfolio may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities.

  In seeking higher income or a reduction in principal volatility, the Portfolio may purchase and sell put and call options on securities; purchase or sell interest rate futures contracts and options thereon, and invest up to 5% of its total assets in spread transactions, which give the Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or yield spread in relationship to another security or index which is used as a benchmark. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.

  In an effort to reduce credit risk, the Portfolio diversifies its holdings among many issuers. As of December 31, 1999, the Portfolio held securities of 160 corporate issuers, excluding short-term obligations. As of December 31, 1999, the amount of the Portfolio's average total assets, measured on the basis of month-end values, invested in bonds rated lower than Baa by Moody's or BBB by S&P or, if not rated by Moody's or S&P, determined to be of equivalent quality by Pacific Life, was approximately 94.64%. The asset composition after this time may or may not be the same as shown in 1999.

Large-Cap Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in: short-term fixed income securities, such as repurchase agreements, commercial paper, U.S. Government securities, its agencies or instrumentalities, bank obligations, and cash or cash equivalents, to meet operating expenses, to serve as collateral in connection with certain investment techniques, or to meet anticipated redemption requests. The Portfolio is also permitted to invest in: mortgage-related securities; small-capitalization stocks; equity REITS; ADRs; variable and floating rate securities; firm commitment agreements; when-issued securities; and up to 20% of its net assets, measured at the time of investment, in foreign companies (including U.S. dollar-denominated corporate debt securities of foreign issuers, certain foreign bank obligations, government obligations, foreign government and international agencies). The Portfolio may invest without limit in high yield convertible securities, and may, from time to time, invest up to 5% of its net assets in high yield non-convertible debt securities. The Portfolio may also invest up to 5% of its assets (no limit on below investment grade convertible securities) in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds".

  The Portfolio may purchase put and call options on securities and securities indexes and enter into the following: stock, index and currency futures contracts (including foreign currency) and options thereon; and forward currency contracts; foreign currency transactions; currency swaps; and options on currencies. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

Diversification Versus Non-Diversification

  Each of the Portfolios, other than the Strategic Value Portfolio, Focused 30 Portfolio, and REIT Portfolio, are diversified, so that with respect to 75% of each such Portfolio's assets (100% for the Money Market

Portfolio), it may not invest more than 5% of its assets (taken at market value at the time of investment) in securities of any one issuer, except that this restriction does not apply to U.S. Government securities. The Strategic Value Portfolio and Focused 30 Portfolio reserve the right to become diversified Portfolios by limiting the investments in which more than 5% of each Portfolio's total assets are invested.

  The Strategic Value Portfolio, Focused 30 Portfolio, and REIT Portfolio are "non-diversified," which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended ("1940 Act"). However, to meet Federal tax requirements, the Portfolios may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, no more than 5% of its total assets invested in any one issuer, except that this restriction does not apply to U.S. Government securities. Nonetheless, because the Portfolios may invest in a smaller number of companies than a diversified fund, an investment in this Portfolio may, under certain circumstances, present greater risk to an investor than an investment in a diversified fund. This risk includes greater exposure to potential poor earnings or default of fewer issuers than would be the case for a more diversified fund.

                     SECURITIES AND INVESTMENT TECHNIQUES

  Unless otherwise stated in the prospectus, many investment techniques, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Portfolio Managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective or Portfolio Managers may simply elect not to engage in hedging and have the Portfolio assume full risk of the investments. Investors should not assume that any Portfolio will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

U.S. Government Securities

  All Portfolios may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. Government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates (described below) and Federal Housing Administration debentures). In guaranteed securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. Government is obligated to or guarantees to pay them in full.

  Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority.

Real Estate Investment Trusts

  Real estate investment trusts ("REITs") pool investors' funds for investment primarily in income-producing real estate or in loans or interests related to real estate. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with a regulatory requirement that it distributes to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and to self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.

Mortgage-Related Securities

  Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. Subject to its investment policies, a portfolio may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Fund's policies concerning diversification and concentration, see "Concentration Policy".

  Mortgage Pass-Through Securities. These are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made periodically, in effect "passing through" periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by the Government National Mortgage Association, or "GNMAs"); other securities may be guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") and are not backed by the full faith and credit of the U.S. Government. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

  GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the

U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration ("FHA"), or guaranteed by the Department of Veterans Affairs ("VA"). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.

  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

  FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a federally chartered and privately-owned corporation, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the

U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

  In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A, B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

  If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

  Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

  Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Portfolio Manager determines that the securities meet a Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Portfolio Manager will, consistent with a Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

  CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

  Inverse floaters and planned amortization class certificates
("PAC"). Planned amortization class certificates are parallel-pay real estate mortgage investment conduit ("REMIC") certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

  A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO's are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.

  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

  Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

  Mortgage Dollar Rolls. Mortgage "dollar rolls" are contracts in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Portfolio. A Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, a Portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Portfolios do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Other Asset-Backed Securities

  Other asset-backed securities are securities that directly or indirectly represent a participation interest in, or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. The securities market for asset-backed securities may not, at times, offer the same degree of liquidity as markets for other types of securities with greater trading volume.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

  Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

  A Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code of 1986 and the regulations thereunder. A Portfolio may obtain such cash from selling other portfolio holdings which may cause a Portfolio to incur capital gains or losses on the sale.

High Yield Bonds

  High Yield Bonds are high risk debt securities rated lower than Baa or BBB, or, if not rated by Moody's or S&P, of equivalent quality ("high yield bonds," which are commonly referred to as "junk bonds").

  In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

  Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

  Included among the emerging market debt obligations in which the Bond and Income Portfolio may invest are "Brady Bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. Government securities and are considered speculative. Brady Bonds have been issued relatively recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar-denominated), and they are traded in the over-the-counter secondary market.

  Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

  High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Portfolio may incur additional expenses to seek recovery.

  The portfolio may purchase defaulted securities only when the portfolio manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.

  In the case of high yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

  The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

  There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect subsequent events.

Bank Obligations

  Bank obligations include certificates of deposit, bankers' acceptances, fixed time deposits, and loans or credit agreements. Each Portfolio may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (i) are not subject to prepayment, or (ii) incur withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Portfolio) would be invested in such deposits, repurchase agreements maturing in more than seven days, and other illiquid assets.

  The Portfolio may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See "Variable and Floating Rate Securities" below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.

  Unless otherwise noted, a Portfolio will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $100,000, insured in full by the Federal Deposit Insurance Corporation ("FDIC"); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Portfolio Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

  Unless otherwise noted, a Portfolio may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least
$1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $100,000, by the Savings Association Insurance Fund ("SAIF"); (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the institution is insured by the SAIF.

  A Portfolio will not purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its net assets (10% for the Money Market Portfolio) would be invested in such securities, other illiquid securities, or securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Municipal Securities

  Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

Small Capitalization Stocks

  Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by a Portfolio of securities to meet redemptions, or otherwise, may require the Portfolio to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.

Corporate Debt Securities

  The debt securities in which any Portfolio, other than the Money Market Portfolio, may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Portfolio, or, if not so rated, are, in the Portfolio Manager's opinion, comparable in quality to corporate debt securities in which a Portfolio may invest. The debt securities in which the Money Market Portfolio may invest are described in the Prospectus and in the discussion of the investment objective and policies of that Portfolio above.

  The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

  Tender Option Bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

Variable and Floating Rate Securities

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

  The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Portfolios with a certain degree of protection against rises in interest rates, Portfolios investing in floaters will participate in any declines in interest rates as well.

  The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's limitations on investments in such securities.

  A super floating rate collateralized mortgage obligation ("super floater") is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater's coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Commercial Paper

  Each Portfolio, other than the Money Market Portfolio, may invest in commercial paper denominated in U.S. dollars, issued by U.S. corporations or foreign corporations and (1) rated at the date of investment Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P or (3) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest. If issued by a foreign corporation, such commercial paper is U.S. dollar-denominated and not subject at the time of purchase to foreign tax withholding. The Money Market Portfolio may invest in commercial paper that meets the standards for money market securities that Portfolio may acquire as described in the Prospectus and in the discussion of the investment objective and policies of that Portfolio above.

  Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P; a Portfolio, other than the Money Market Portfolio, may invest in them only if the Adviser or Portfolio Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. With respect to the Money Market Portfolio, determination of eligibility for the Portfolio will be in accordance with the standards described in the discussion of the Portfolio in the Prospectus and in "Additional Investment Policies of the

Portfolios" above. Master demand notes are considered by the Portfolio to have a maturity of one day unless the Adviser or Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and S&P ratings applicable to commercial paper.

Convertible Securities

  Convertible securities are fixed-income securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

  As fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

  A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Portfolio, the Adviser or Portfolio Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.

  Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

  A "synthetic convertible" is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed-income ("fixed-income component") and the right to acquire equity securities ("convertibility component"). This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.

  However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

  More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Portfolio Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

  A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the fixed-income component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

Repurchase Agreements

  Repurchase agreements entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. If a Portfolio acquires securities from a bank or broker-dealer it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

  If the party agreeing to repurchase should default and if the value of the securities held by a Portfolio should fall below the repurchase price, a loss could be incurred. Repurchase agreements will be entered into only where the underlying security is within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P) or, if not rated by Moody's or S&P, are of equivalent investment quality as determined by the Adviser or Portfolio Manager, except that the Money Market Portfolio will enter into repurchase agreements only where the underlying securities are of the quality that is eligible for the Portfolio as described in the Prospectus and in the discussion of that Portfolio's investment objective and policies above.

  Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Adviser or Portfolio Manager to a Portfolio monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to the Portfolio. The Adviser or Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

  A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of the Portfolio (10% for the Money Market Portfolio). If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

Borrowing

  Each Portfolio may borrow up to certain limits. A Portfolio may not borrow if, as a result of such borrowing, the total amount of all money borrowed by the Portfolio exceeds 33 1/3% of the value of its total assets (at the time of such borrowing), including reverse repurchase agreements. This borrowing may be unsecured. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing subject to the borrowing limitations described above.

Reverse Repurchase Agreements and Other Borrowings

  Reverse repurchase agreements, among the forms of borrowing, involve the sale of a debt security held by the Portfolio, with an agreement by that Portfolio to repurchase the security at a stated price, date and interest payment.

  A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The use of reverse repurchase agreements by a Portfolio creates leverage which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase.

  A Portfolio may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. Government securities, cash or liquid securities marked-to-market daily at least equal in value to its obligations in respect of reverse repurchase agreements.

Firm Commitment Agreements and When-Issued Securities

  Firm commitment agreements are agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the Adviser or Portfolio Manager to a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

  Except for the Mid-Cap Value Portfolio, a Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price--and all the rights and risks of ownership of the securities-- accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will segregate assets consisting of U.S. Government securities, cash or liquid securities marked-to-market daily of an aggregate current value sufficient to make payment for the securities.

Loans of Portfolio Securities

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. Government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) the Portfolio will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. If the borrower fails to deliver the loaned securities on a timely basis (as defined in the loan agreement), the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. It should be noted that in connection with the lending of its portfolio securities, the Portfolio is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Fund has authorized State Street Bank & Trust Company and The Chase Manhattan Bank ("Chase") (collectively, the "Lending Agents") to engage in securities lending. In determining whether to lend securities, the Lending Agents consider all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities. The Portfolio may recall securities if the Portfolio Manager wishes to vote on matters put before shareholders.

Short Sales

  A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, the Portfolio may make short sales in an attempt to maintain portfolio flexibility and facilitate the rapid implementation of investment strategies if the Portfolio Manager believes that the price of a particular security or group of securities is likely to decline.

  When the Portfolio makes a short sale, the Portfolio must arrange through a broker to borrow the security to deliver to the buyer; and, in so doing, the Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the security. The Portfolio must also pay any dividends or interest payable on the security until the Portfolio replaces the security.

  The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash, U.S. Government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to maintain cash or liquid securities, marked-to-market daily, in segregation in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short.

Short Sales Against the Box

  A short sale is "against the box" when a Portfolio enters into a transaction to sell a security short as described above, while at all times during which a short position is open, maintaining an equal amount of such securities, or owning securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. The Portfolio's obligation to replace the securities sold short is then completed by purchasing the securities at their market price at time of replacement.

Illiquid and Restricted Securities (Private Placements)

  Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.

  A Portfolio will not acquire restricted securities (including privately placed securities) if they are illiquid and other securities that are illiquid, such as repurchase agreements maturing in more than seven days, if as a result they would comprise more than 15% of the value of the Portfolio's net assets, and in the case of the Money Market Portfolio, 10% of the value of its Portfolio assets. The privately placed securities in which these Portfolios may invest are called restricted securities because there are restrictions or conditions attached to their resale.

  Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction exempt from such registration such as certain privately negotiated transactions. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith under the direction of the Board of Trustees. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in restricted securities that are illiquid and other securities that are illiquid, the Portfolio Manager will consider whether steps should be taken to assure liquidity.

  Certain restricted securities may be purchased by certain "qualified institutional buyers" without the necessity for registration of the securities. A Portfolio may acquire such a security without the security being treated as illiquid for purposes of the above-described limitation on acquisition of illiquid assets if the Portfolio Manager determines that the security is liquid under guidelines adopted by the Fund's Board of Trustees. Investing in such restricted securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Precious Metals-Related Securities

  Precious metals-related securities are considered equity securities of U.S. and foreign companies involved in the exploration, mining, development, production, or distribution of gold or other natural resources, including minerals and metals such as copper, aluminum, silver, platinum, uranium, strategic metals, diamonds, coal, oil, and phosphates.

  The value of these securities may be affected by worldwide financial and political factors, and prices may fluctuate sharply over short time periods. For example, precious metals securities may be affected by changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, governmental restrictions on the private ownership of certain precious metals or minerals and other factors.

Foreign Securities

  American Depositary Receipts ("ADRs") are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly-traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs") and global Depositary Receipts ("GDRs") are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

  Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks are intensified with respect to investments in emerging market countries. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. Additionally, income (including dividends and interest) from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or over-the-counter markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in ADRs, EDRs and GDRs may involve many of the same special risks associated with investing in securities of foreign issuers other than liquidity risks.

  There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

  It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

  With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

  The dividends and interest payable on certain of the Portfolios' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.

  Each of the emerging countries, including Asia and Eastern Europe, may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Portfolios may invest and adversely affect the value of the Portfolios' assets. A Portfolio's investments could in the future be adversely affected by any increase in taxes or by political, economic or diplomatic developments. Investment opportunities within former "east bloc" countries in Eastern Europe may be considered "not readily marketable" for purposes of the limitation on illiquid securities set forth above.

  Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. The Fund has entered into a Custody Agreement

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

with Investors Fiduciary Trust Company ("IFTC"), a trust company chartered under the laws of Missouri, which has entered into a Subcustodial Agreement with Chase under which Chase, together with certain of its foreign branches and agencies and foreign banks and securities depositories acting as subcustodian to Chase, will maintain custody of the securities and other assets of foreign issuers for the Fund. Under these agreements, Chase and IFTC have agreed (i) to use reasonable care in the safekeeping of these securities,
(ii) to indemnify and hold harmless the Fund from and against any loss which shall occur as a result of the failure of a foreign bank or securities depository holding such securities and (iii) to exercise reasonable care in the safekeeping of such securities to the same extent as if the securities were held in New York. Pursuant to requirements of the SEC, Chase is required to use reasonable care in the selection of foreign subcustodians, and to consider the financial strength of the foreign subcustodian, its general reputation and standing (for depository, its operating history and number of participants), its ability to provide efficiently the custodial services required, its relative costs for the services to be rendered, and the Fund's ability to obtain jurisdiction over the foreign subcustodian to enforce judgments. No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of the Portfolio, will not occur, and shareholders bear the risk of losses arising from these or other events.

  Foreign investments of any Portfolio whose principal investment strategy is to invest in companies located outside of the U.S. will be allocated to at least three countries at all times. In addition, each Portfolio may not invest more than 50% of its assets in any one second tier country or more than 25% of its assets in any one third tier country. First tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second tier countries are all countries not in the first or third tier. Third tier countries are countries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation. The Portfolios are not subject to any limit upon investment in issuers domiciled or primarily traded in the United States. Less diversification among countries may create an opportunity for higher returns, but may also result in higher risk of loss because of greater exposure to a market decline in a single country.

  Furthermore, there are greater risks involved in investing in emerging market countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

Foreign Currency Transactions and Forward Foreign Currency Contracts

  Generally, foreign exchange transactions will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate in an amount generally less than
0.15 of 1% due to the costs of converting from one currency to another. However, the Portfolios have authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. When entering into such contracts, a Portfolio assumes the credit risk of the counterparty.

  Dealings in forward foreign exchange transactions may include hedging involving either specific transactions or portfolio positions. A Portfolio may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of a Portfolio, or the payment of dividends and distributions by a Portfolio. Position hedging is the sale of forward foreign currency contracts with respect to portfolio security positions denominated in or exposed to a foreign currency. In connection with either of these types of hedging, a Portfolio may also engage in proxy hedging. Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to be moving in correlation with a currency or currencies in which portfolio securities are or are expected to be denominated. Proxy hedging is often used when a currency in which portfolio securities are denominated is difficult to hedge. The precise matching of a currency with a proxy currency will not generally be possible and there may be some additional currency risk in connection with such hedging transactions. In addition to the above, a portfolio may also cross-hedge between two non-U.S. currencies, which involves moving a security from one currency into a second currency that is not the currency that account performance is based upon. The Portfolios will not speculate in forward foreign exchange.

  A Portfolio may enter into forward foreign currency contracts only under the following circumstances: First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transactions (or a proxy currency considered to move in correlation with that currency) for a fixed amount of dollars, a Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Second, when the Portfolio Manager of a Portfolio believes that the currency of a particular foreign country may suffer a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or a proxy currency considered to move in correlation with that currency), approximating the value of some or all of the Portfolio's portfolio securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. In no event will a Portfolio enter into forward contracts or maintain a net exposure to such contracts, where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of that Portfolio's holdings denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings. In addition, in no event will a Portfolio enter into forward contracts under this second circumstance, if, as a result, the Portfolio will have more than 25% of the value of its total assets committed to the consummation of such contracts. The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities or other assets denominated in or exposed to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, cash or liquid equity or debt securities will be segregated in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Portfolio's commitments with respect to such contracts.

  When a Portfolio Manager of a Portfolio believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Portfolio may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the Portfolio's holdings denominated in or exposed to such foreign currency. At the maturity of the forward contract to sell, the Portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating the Portfolio to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

  If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  A Portfolio is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Portfolio Manager. It also should be realized that this method of protecting the value of a Portfolio's holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.

  Although a Portfolio values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options

  Purchasing and Writing Options on Securities. A Portfolio may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established over-the-counter market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

  An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Portfolio will enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio will continue to receive interest income on such security.

  A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Portfolio may also allow options to expire unexercised.

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

  In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

  A Portfolio may write call options and put options only if they are "covered" or "secured." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated) upon conversion or exchange of other securities held by the Portfolio, or, if the Portfolio has a call on the same security if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in segregated cash, U.S. Government securities or liquid securities marked-to-market daily. A put is secured if the Portfolio maintains cash, U.S. Government securities or liquid securities marked-to-market daily with a value equal to the exercise price on a segregated basis, sells short the security underlying the put option at an equal or greater exercise price, or holds a put on the same underlying security at an equal or greater exercise price.

  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

  A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

  The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

  Purchasing and Writing Options on Stock Indexes. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indexes are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector (e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.

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

  A stock index is ordinarily expressed in relation to a "base" established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.

  Different stock indexes are calculated in different ways. Often the market prices of the stocks in the index group are "value weighted;" that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.

  In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash--not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index "multiplier." A multiplier of 100, for example, means that a one-point difference will yield $100. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation ("OCC").

  Gains or losses on the Portfolios' transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Portfolio of the Fund. A Portfolio may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Portfolio may also allow options to expire unexercised.

  Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

  If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

  With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.

  Spread Transactions. Spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Portfolio in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Portfolio to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Portfolio's objectives and to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Fund does not consider a security covered by a spread transaction to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be "covered" or "secured" as described in the "Options", "Options on Foreign Currencies", "Futures Contracts and Options on Futures Contracts", and "Swap Agreements and Options on Swap Agreements" sections.

Options on Foreign Currencies

  Portfolios may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forgo a portion or all of the benefits of advantageous changes in those rates.

  A Portfolio may write options on foreign currencies for hedging purposes. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be executed and the diminution in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  A Portfolio may write covered call and put options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio (i) owns the underlying foreign currency covered by the call;

(ii) has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in segregation) upon conversion or exchange of other foreign currency held in its portfolio; (iii) has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in segregated government securities, cash or liquid securities marked-to-market daily, and/or cash, U.S. Government securities, or liquid securities marked-to-market daily; or (iv) segregates and marks-to-market cash or liquid assets equal to the value of the underlying foreign currency. A put option written on a foreign currency by a Portfolio is "covered" if the option is secured by (i) segregated government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or segregated U.S. Government securities, cash or liquid securities marked-to-market daily at least equal to the exercise price, (ii) sells short the security underlying the put option at an equal or greater exercise price, or (iii) a put on the same underlying currency at an equal or greater exercise price.

  A Portfolio also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A written call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Portfolio collateralizes the option by segregating cash, U.S. Government Securities, and/or liquid securities marked-to-market daily in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

  In addition, options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investments in Other Investment Company Securities

  Under the 1940 Act, a Portfolio may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. As the shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Such expenses are in addition to the expenses a Portfolio pays in connection with its own operations.

  Among the types of investment companies in which a Portfolio may invest are Portfolio Depositary Receipts ("PDRs") and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as "Exchange Traded Funds" or "ETFs"). PDRs represent interests in an unit investment trust holding a portfolio of securities("UIT") that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities portfolio, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying portfolio of securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of specified foreign or domestic equity index ("Index Fund"). ETFs include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Optimized Portfolios as Listed Securities ("OPALS") and I-Shares.

  SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs' UIT, the holders will receive the value of the underlying basket of stocks.

  OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS' UIT, the holders will receive the physical securities comprising the underlying baskets.

  I-Shares. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the American Stock Exchange and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares.

  Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as "Creation Units" are redeemable from the sponsor of the UIT. Similarly, block sizes of Index Fund Shares, also known as "Creation Units", are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

  The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Portfolio may not be able to recover the current value of its investment.

  Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

Futures Contracts and Options on Futures Contracts

  There are several risks associated with the use of futures and futures options. While a Portfolio hedging transactions may protect the Portfolio against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A hedging transaction may not correlate perfectly with price movements in the assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Portfolio and/or the hedging vehicle, so that the Portfolio's return might have been better had hedging not been attempted.

  There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a

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

particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and lack a deep secondary market. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed.

  Futures on securities. A futures contract on a security is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of a security at a specified price at a future date.

  If a fund buys a futures contract to gain exposure to securities, the fund is exposed to the risk of change in the value of the futures contract, which may be caused by a change in the value of the underlying securities.

  Interest Rate Futures. An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three month
U.S. Treasury bills, 90 day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.

  As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

  A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

  Stock Index Futures. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of capitalization weighted indices that take into account both stock prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying stocks in the index is made.

  A Portfolio may purchase and sell stock index futures contracts to hedge its securities portfolio. A Portfolio may engage in transactions in futures contracts only in an effort to protect it against a decline in the value of the Portfolio's portfolio securities or an increase in the price of securities that the Portfolio intends to acquire. For example, a Portfolio may sell stock index futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Portfolio intends to sell. Similarly, to protect against a market advance when the Portfolio is not fully invested in the securities market, the Portfolio may purchase stock index futures that may partly or entirely offset increases in the cost of securities that the Portfolio intends to purchase.

  Futures Options. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

  Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. During the option period, the covered call writer (seller) has given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

  If a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

  A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

  Limitations. The Fund will comply with certain regulations of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions and qualify for an exclusion from being a "commodity pool." Under these regulations, a Portfolio may only enter into a futures contract or purchase an option thereon (1) for bona fide hedging purposes and (2) for other purposes if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

  When purchasing a futures contract, a Portfolio must segregate cash, U.S. Government securities and/or other liquid securities marked-to-market daily (including any margin) equal to the price of such contract or will "cover" its position by holding a put option permitting the Portfolio to sell the same futures contract with a strike price equal to or higher than the price of the futures contract held. When writing a call option on a futures contract, the Portfolio similarly will segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or, U.S. Government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the value of the futures contract or will "cover" its position by (1) owning the same futures contract at a price equal to or lower than the strike price of the call option, or (2) owning the commodity (financial or otherwise) underlying the futures contract, or (3) holding a call option permitting the Portfolio to purchase the same futures contract at a price equal to or lower than the strike price of the call option sold by the Portfolio. When selling a futures contract or selling a put option on a futures contract, the Portfolio is required to segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or U.S. Government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the market value of such contract or exercise price of such option or to "cover" its position, when selling a futures contract, by (1) owning the commodity (financial or otherwise) underlying the futures contract or (2) holding a call option permitting the Portfolio to purchase the same futures contract at a price equal to or lower than the price at which the short position was established, and, when selling a put option on the futures contract, by (1) selling the futures contract underlying the put option at the same or higher price than the strike price of the put option or (2) purchasing a put option, if the strike price of the purchased option is the same or higher than the strike price of the put option sold by the Portfolio.

  A Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

  The Fund reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use such investment techniques, provided that the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

  Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the portfolio securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

  The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index's component securities, while some or all of the portfolio securities might decline. If a Portfolio had hedged its portfolio against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its portfolio securities. If a hedging transaction is not successful, the Portfolio might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.

  Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that the Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Portfolio could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

  There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Foreign Currency Futures and Options Thereon

  Foreign Currency Futures are contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures") which may also be engaged in for cross-hedging purposes. Cross-hedging involves the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different ("proxy") currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Portfolio's securities or adversely affect the prices of securities that the Portfolio has purchased or intends to purchase at a later date. The successful use of foreign currency

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

futures will usually depend on the Portfolio Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Swap Agreements and Options on Swap Agreements

  A Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregated cash, U.S. Government securities, and/or liquid securities marked-to-market daily, to avoid any potential leveraging of a Portfolio. Swap agreements may include: (1) "currency exchange rate", which involve the exchange by a Portfolio with another party of their respective rights to make or receive payments is specified currencies; (2) "interest rate", which involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest; and (3) "interest rate index", which involve the exchange by a Portfolio with another party of the respective amounts payable with respect to a national principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as: (1) "caps," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (2) "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or "floor"; and (3) "collars," under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

  Generally, the swap agreement transactions in which a Portfolio will engage are not regulated as futures or commodity option transactions under the Commodity Exchange Act or by the Commodity Futures Trading Commission.

  Risks of Swap Agreements. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Portfolio may bear the risk of such position until its maturity. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Portfolio's repurchase agreement guidelines unless otherwise specified in the investment policies of the Portfolio). Certain tax considerations may limit a Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. See the section "Taxation" for more information.

Structured Notes

  The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Portfolio's investment. Structured notes may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Warrants and Rights

  Warrants or rights may be acquired as part of a unit or attached to securities at the time of purchase without limitation. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Duration

  Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools that may be used by the Adviser or Portfolio Manager in fixed income security selection. In this discussion, the term "bond" is generally used to connote any type of debt instrument.

  Most notes and bonds have provided interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

  Duration is a measure of the average life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

  Although frequently used, the "term of maturity" of a bond is not a useful measure of the longevity of a bond's cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. Clearly, an investor contemplating investing in these bonds should consider not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments in order to make an accurate assessment of each bond. Maturity, or the term to maturity, does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond.

  Another way of measuring the longevity of a bond's cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the "dollar-weighted mean waiting time," indicating that it is a measure of the average time to payment of a bond's cash flow. The critical shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with

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

the amount of time which must pass before it is paid, a better method might be to weight each year by the present value of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.

  A bond's duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond's yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.

  Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows from the fact that because bonds with higher coupon payments pay relatively more of their cash flows sooner, they have shorter durations. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the terms to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser or Portfolio Manager to a Portfolio will use more sophisticated analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.

  Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the portfolio duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

  Each Portfolio's investment goal as set forth under "About the Portfolios," in the Prospectus, and the investment restrictions as set forth below, are fundamental policies of each Portfolio and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote, at an annual or special meeting of
(a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Portfolio, whichever is the less. Under these restrictions, a Portfolio may not:

  (i) except for the REIT Portfolio, invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto). This restriction does not apply to the REIT Portfolio, which will normally invest more than 25% of its total assets in securities of issuers of real estate investment trusts and in industries related to real estate.

  (ii) with respect to 75% of its total assets (or, in the case of the Strategic Value Portfolio, Focused 30 Portfolio, and REIT Portfolio, with respect to 50% of its assets), invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

  (iii) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;

  (iv) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

  (v) borrow money or pledge, mortgage or hypothecate its assets, except that a Portfolio may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as described in the Prospectus and in the Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of a Portfolio's assets);

  (vi) lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities to the extent permitted under applicable law; and

  (vii) act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Nonfundamental Investment Restrictions

  Each Portfolio is also subject to the following restrictions and policies (which are not fundamental and may therefore be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Portfolio may not:

  (i) invest for the purpose of exercising control or management;

  (ii) sell property or securities short, except the Mid-Cap Value Portfolio; or sell short against the box, except the Aggressive Equity, Equity, I-Net Tollkeeper, Strategic Value, Focused 30 and Mid-Cap Value Portfolios;

  (iii) purchase warrants if immediately after and as a result of such purchase more than 10% of the market value of the total assets of the Portfolio would be invested in such warrants, except for the Diversified Research, I-Net Tollkeeper, and International Large-Cap Portfolios;

  (iv) except the Growth LT, I-Net Tollkeeper, and Mid-Cap Value Portfolios, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;

  (v) except the Growth LT and Mid-Cap Value Portfolios, maintain a short position, or purchase, write, or sell puts, calls, straddles, spreads, or combinations thereof, except as set forth in the Prospectus and in the SAI for transactions in options, futures, and options on futures;

  (vi) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities, and with respect to the Money Market Portfolio, more than 10% of the total assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities; and

  (vii) purchase or sell commodities or commodities contracts, except that subject to restrictions described in the Prospectus and in the SAI, (a) each Portfolio other than the Money Market and Small-Cap Equity Portfolios may engage in futures contracts and options on futures contracts; and (b) all Portfolios may enter into foreign forward currency contracts.

  Unless otherwise indicated, as in the restriction for borrowing or hypothecating assets of a Portfolio, for example, all percentage limitations listed above apply to each Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction
(v) and nonfundamental restriction (vii) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract. For purposes of nonfundamental restriction (v), a short sale "against the box" shall not be considered a short position.

                    ORGANIZATION AND MANAGEMENT OF THE FUND

  The Fund was organized as a Massachusetts business trust on May 4, 1987, and currently consists of twenty-one separate Portfolios. The assets of each Portfolio are segregated, and your interest is limited to the Portfolio to which proceeds from your Variable Contract's Accumulated Value is allocated. The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund's Agreement and Declaration of Trust.

Trustees and Officers

  The Trustees and Executive Officers of the Fund, their business address, and principal occupations during the past five years are:

                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Thomas C. Sutton*         Chairman of the        Chairman of the Board,
 700 Newport Center Drive  Board and Trustee      Director and Chief Executive
 Newport Beach, CA 92660                          Officer of Pacific Life,
 Age 57                                           Pacific Mutual Holding
                                                  Company and Pacific
                                                  LifeCorp; and similar
                                                  positions with other
                                                  subsidiaries and affiliates
                                                  of Pacific Life; Director of
                                                  Newhall Land & Farming;
                                                  Director of The Irvine
                                                  Company; Director of Edison
                                                  International; Management
                                                  Board Member of PIMCO
                                                  Advisors L.P.; Former Equity
                                                  Board Member of PIMCO
                                                  Advisors L.P.

 Lucie H. Moore              Trustee              Former Partner with Gibson,
 1825 Port Manleigh Place                         Dunn & Crutcher.
 Newport Beach, CA 92660
 Age 43

 Richard L. Nelson           Trustee              Business Consultant; retired
 8 Cherry Hills Lane                              Partner with Ernst & Young
 Newport Beach, CA 92660                          LLP; Director of Wynn's
 Age 70                                           International, Inc.

 Lyman W. Porter             Trustee              Professor Emeritus of
 2639 Bamboo Street                               Management in the Graduate
 Newport Beach, CA 92660                          School of Management at the
 Age 70                                           University of California,
                                                  Irvine. Former Member of the
                                                  Academic Advisory Board of
                                                  the Czechoslovak Management
                                                  Center and of the Board of
                                                  Trustees of the American
                                                  University of Armenia.


                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Alan Richards             Trustee                Retired Chairman of E. F.
 7381 Elegans Place                               Hutton Insurance Group;
 Carlsbad, CA 92009                               Former Director of E. F.
 Age 70                                           Hutton and Company, Inc.;
                                                  Chairman of IBIS Capital,
                                                  LLC; Director of Inspired
                                                  Arts, Inc.; Former Director
                                                  of Western National
                                                  Corporation.

 Glenn S. Schafer          President              President and Director of
 700 Newport Center Drive                         Pacific Life, Pacific Mutual
 Newport Beach, CA 92660                          Holding Company and Pacific
 Age 50                                           LifeCorp and similar
                                                  positions with other
                                                  subsidiaries and affiliates
                                                  of Pacific Life; Management
                                                  Board Member of PIMCO
                                                  Advisors L.P.; Former Equity
                                                  Board Member of PIMCO
                                                  Advisors L.P.

 Brian D. Klemens          Vice President         Vice President and Treasurer
 700 Newport Center Drive  and Treasurer          (12/98 to present); and
 Newport Beach, CA 92660                          Assistant Controller (4/94
 Age 43                                           to 12/98) of Pacific Life.
                                                  Vice President and Treasurer
                                                  of other subsidiaries and
                                                  affiliates of Pacific Life.

 Diane N. Ledger           Vice President         Vice President, Variable
 700 Newport Center Drive  and Assistant          Regulatory Compliance,
 Newport Beach, CA 92660   Secretary              Corporate Law of Pacific
 Age 60                                           Life.

 Sharon A. Cheever         Vice President         Vice President and
 700 Newport Center Drive  and General            Investment Counsel of
 Newport Beach, CA 92660   Counsel                Pacific Life.
 Age 44

 Audrey L. Milfs           Secretary              Vice President, Director and
 700 Newport Center Drive                         Corporate Secretary of
 Newport Beach, CA 92660                          Pacific Life and similar
 Age 54                                           positions with other
                                                  subsidiaries of Pacific
                                                  Life.

--------
* Mr. Sutton is an "interested person" of the Fund (as that term is defined in the Investment Company Act) because of his position with Pacific Life as shown above.

  Trustees other than those affiliated with Pacific Life Insurance Company ("Pacific Life" or the "Adviser") or a Portfolio Manager, currently receive an annual fee of $15,000 and $1,500 for each Board of Trustees meeting attended, including each Audit, Policy, or Nominating Committee meeting attended, plus reimbursement of related expenses. In addition, the Chairman of the Fund's Audit, Policy and Nominating Committees each receive an additional annual fee of $2,000. The following table summarizes the aggregate compensation paid by the Fund to each Trustee who was not affiliated with Pacific Life or a Portfolio Manager in 1999. The table also shows total compensation paid to these Trustees in 1999 by the Fund and PIMCO Funds: Multi-Manager Series, an investment company managed by an affiliate of Pacific Life for which Messrs. Nelson, Porter, and Richards (but not Mr. Sutton or Ms. Moore) also serve as trustees (collectively, "Fund Complex").

                                              Pension or
                                              Retirement               Total
                                               Benefits  Estimated  Compensation
                                               Accrued     Annual    from Fund
                                  Aggregate   as Part of  Benefits    Complex
                                 Compensation    Fund       Upon      Paid to
Name of Trustee                   from Fund    Expenses  Retirement   Trustees
---------------                  ------------ ---------- ---------- ------------
Richard L. Nelson...............   $40,000         0          0       $105,500
Lyman W. Porter.................   $40,000         0          0       $103,500
Alan Richards...................   $40,000         0          0       $108,500
Lucie H. Moore..................   $36,500         0          0         N/A

  None of the Trustees or Officers directly own shares of the Fund. As of April 15, 2000, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund.

Investment Adviser

  Pacific Life serves as Investment Adviser to the Fund pursuant to an Investment Advisory Agreement ("Advisory Contract") between Pacific Life and the Fund.

  Pacific Life is a life insurance company that is domiciled in California. Along with subsidiaries and affiliates, Pacific Life's operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment advisory services. As of the end of 1999, Pacific Life had $101 billion of individual life insurance in force and total admitted assets of approximately $48 billion. Pacific Life is ranked the 16th largest life insurance carrier in the U.S. based on admitted assets as of December 31, 1999. The Pacific Life family of companies has total assets and funds under management of $315 billion as of December 31, 1999. Pacific Life is authorized to conduct life insurance and annuity business in the District of Columbia and all states except New York. Its principal offices are located at 700 Newport Center Drive, Newport Beach, California 92660.

  Pacific Life was originally organized on January 2, 1868, under the name "Pacific Mutual Life Insurance Company of California" and reincorporated as "Pacific Mutual Life Insurance Company" on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company which, in turn, is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters and certain rights upon liquidation or dissolutions of the mutual holding company.

  Pacific Life is responsible for administering the affairs of and supervising the investment program for the Fund. Pacific Life also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Fund, periodic reports on the investment performance of each Portfolio.

  Under the terms of the Advisory Contract, Pacific Life is obligated to manage the Fund's Portfolios in accordance with applicable laws and regulations.

  The Advisory Contract will continue in effect until December 31, 2000, and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Advisory Contract or "interested persons", as defined in the Investment Company Act of 1940 (the "1940 Act"), of any such party. The Advisory Contract was originally approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract, or interested persons of such parties, at its meeting held on July 21, 1987, and by the shareholders of the Fund at a Meeting of Shareholders held on
October 28, 1988. An Addendum to the Advisory Contract for the Equity Index Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on October 28, 1988. The Advisory Contract was also approved by the shareholders of the Equity Index Portfolio of the Fund at a Meeting of Shareholders of the Equity Index Portfolio held on April 21, 1992. An Addendum to the Advisory Contract which increased the advisory fee schedule with respect to the High Yield Bond, Managed Bond, Government Securities, Small-Cap Equity, Equity Income, Multi-Strategy, and International Value Portfolios, and which included the Growth LT Portfolio as a Portfolio to which the Adviser will perform services under the Advisory Contract, was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on September 29, 1993, and was approved by shareholders of the High Yield Bond, Managed Bond, Government Securities, Small-Cap Equity, Equity Income, Multi-Strategy, and International Value Portfolios at a Special Meeting of Shareholders on December 13, 1993. An Addendum to the Advisory Contract for the Equity and Bond
and Income Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 12, 1994, and by the sole shareholder of those Portfolios on September 6, 1994. An Addendum to the Advisory Contract for the Aggressive Equity and Emerging Markets Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on November 17, 1995, and by the sole shareholder of those Portfolios on January 30, 1996. An Addendum to the Advisory Contract for the Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 6, 1998, and by the sole shareholder of those Portfolios on December 21, 1998. An Addendum to the Advisory Contract for the Diversified Research and International Large-Cap Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 27, 1999, and by the sole shareholder of those Portfolios on December 14, 1999. An Addendum to the Advisory Contract for the I-Net Tollkeeper Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on January 28, 2000 and by the sole shareholder of the Portfolio on April 10, 2000. An Addendum to the Advisory Contract for the Strategic Value and Focused 30 Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on June 21, 2000, and by the sole
shareholder of those Portfolios on      , 2000. The Advisory Contract may be
terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by the Adviser, on 60 days' written notice by either party to the Advisory Contract and will terminate automatically if assigned.

  The Fund pays the Adviser, for its services under the Agreement, a fee based on an annual percentage of the average daily net assets of each Portfolio. For the Money Market Portfolio, the Fund pays .40% of the first $250 million of the average daily net assets of the Portfolio, .35% of the next $250 million of the average daily net assets of the Portfolio, and .30% of the average daily net assets of the Portfolio in excess of $500 million. For the High Yield Bond, Managed Bond, Government Securities, and Bond and Income Portfolios, the Fund pays .60% of the average daily net assets of each of the Portfolios. For the Small-Cap Equity, Equity Income, Multi-Strategy, and Equity Portfolios, the Fund pays .65% of the average daily net assets of each of the Portfolios. For the Aggressive Equity Portfolio, the Fund pays .80% of the average daily net assets of the Portfolio. For the Growth LT Portfolio, the Fund pays .75% of the average daily net assets of the Portfolio. For the Equity Index Portfolio, the Fund pays .25% of the average daily net assets of the Portfolio. For the Diversified Research Portfolio, the Fund pays .90% of the average daily net assets of the Portfolio. For the International Large-Cap Portfolio, the Fund pays 1.05% of the average daily net assets of the Portfolio. For the Small-Cap Index Portfolio, the Fund pays .50% of the average daily net assets of the Portfolio. For the Large-Cap Value, Mid-Cap Value, and International Value Portfolios, the Fund pays .85% of the average daily net assets of each of the Portfolios. For the REIT and Emerging Markets Portfolios, the Fund pays 1.10% of the average daily net assets of each of the Portfolios. For the I-Net Tollkeeper Portfolio, the Fund pays 1.50% of the average daily net assets of the Portfolio. For the Strategic Value and Focused 30 Portfolios, the Fund pays .95% of the average daily net assets of each of the Portfolios. The fee shall be computed and accrued daily and paid monthly.

  Net advisory fees paid or owed to Pacific Life for 1999 were as follows:
Aggressive Equity Portfolio--$2,428,084, Emerging Markets Portfolio-- $1,641,630, Small-Cap Equity Portfolio--$1,897,060, Bond and Income Portfolio--$1,184,797, Equity Portfolio--$4,542,082, Multi-Strategy Portfolio--$4,280,824, Equity Income Portfolio--$9,869,169, Growth LT Portfolio--$15,561,994, Mid-Cap Value Portfolio--$439,097, Equity Index Portfolio--$3,003,427, Small-Cap Index Portfolio--$259,676, REIT Portfolio-- $309,008, International Value Portfolio--$10,752,012, Government Securities Portfolio--$1,902,459, Managed Bond Portfolio--$5,736,488, Money Market Portfolio--$2,572,715, High Yield Bond Portfolio--$2,551,011, and Large-Cap Value Portfolio--$729,158. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, and the
Strategic Value and Focused 30 Portfolios did not begin operations until    ,
2000.

  Net advisory fees paid or owed to Pacific Life for 1998 were as follows:
Aggressive Equity Portfolio--$1,301,554, Emerging Markets Portfolio-- $1,135,155, Small-Cap Equity Portfolio--$1,647,286, Bond and Income Portfolio--$867,006, Equity Portfolio--$2,577,278, Multi-Strategy Portfolio-- $2,986,639, Equity Income Portfolio--$6,578,365, Growth LT Portfolio-- $6,762,035, Equity Index Portfolio--$1,888,470, International Value Portfolio--$7,820,564, Government Securities Portfolio--$915,619, Managed Bond Portfolio--$3,687,063, Money Market Portfolio--$1,802,788 and High Yield Bond Portfolio--$2,126,319. The Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios did not begin operations until January 4, 1999. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000 and the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, and the Strategic Value and Focused 30
Portfolios did not begin operations until    , 2000.

  Net advisory fees paid or owed to Pacific Life for 1997 were as follows:
Aggressive Equity Portfolio--$684,226, Emerging Markets Portfolio--$868,075, Small-Cap Equity Portfolio--$1,355,092, Bond and Income Portfolio--$568,647, Equity Portfolio--$1,818,664, Multi-Strategy Portfolio--$1,866,445, Equity Income Portfolio--$4,062,587, Growth LT Portfolio--$4,193,552, Equity Index Portfolio--$1,080,856, International Value Portfolio--$5,353,459, Government Securities Portfolio--$645,820, Managed Bond Portfolio--$2,055,929, Money Market Portfolio--$1,521,271 and High Yield Bond Portfolio--$1,466,135. The Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios did not begin operations until January 4, 1999. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000 and the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, and the Strategic Value and Focused 30 Portfolios did not begin
operations until     , 2000.

  To help limit expenses effective July 1, 2000, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for expenses (including organizational expenses, but, not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets through December 31, 2001. There can be no assurance that this policy will be continued beyond December 31, 2001. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio other than the Strategic Values and Focused 30 Portfolios, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap to Pacific Life by a Portfolio. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap.

Other Expenses of the Fund

  The Fund bears all costs of its operations. These costs may include expenses for custody, audit fees, fees and expenses of the independent trustees, organizational expenses and other expenses of its operations, including the cost of support services, and may, if applicable, include extraordinary expenses such as expenses for special consultants or legal expenses.

  The Fund is also responsible for bearing the expense of various matters, including, among other things, the expense of registering and qualifying the Fund on state and federal levels, legal and accounting services, maintaining the Fund's legal existence, shareholders' meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to shareholders.

  The Fund and Pacific Life entered into an Agreement for Support Services effective October 1, 1995, pursuant to which Pacific Life provides support services such as those described above. Under the terms of the Agreement for Support Services, it is not intended that Pacific Life will profit from these services to the Fund.

  Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

  The Fund paid Pacific Life $264,738 for its services under the Agreement for Support Services during 1999, $231,976 during 1998, and $165,000 during 1997, representing 0.003%, 0.003%, and 0.004%, respectively, of the Fund's average daily net assets and anticipates that fees to be paid for 2000 under said Agreement will be approximately 0.002% of the Fund's average daily net assets.

Portfolio Management Agreements

  Pacific Life directly manages both the Money Market and the High Yield Bond Portfolios. For the other twenty-one Portfolios Pacific Life employs other investment advisory firms as Portfolio Manager, subject to Portfolio Management Agreements, the terms of which are discussed below.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105, which became effective May 1, 1998, Alliance Capital is the Portfolio Manager and provides investment advisory services to the Aggressive Equity Portfolio.

  For the services provided, Pacific Life pays a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Aggressive Equity Portfolio according to the following schedule:

               Aggressive Equity Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .45%      On next $400 million
               .40%      On excess

  From April 1, 1996 through April 30, 1998, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Columbus Circle Investors ("Columbus Circle"), Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902, Columbus Circle served as the Portfolio Manager and provided investment advisory services to the Aggressive Equity Portfolio. For the services provided for the year 1997 and from January 1, 1998 through April 30, 1998, Pacific Life paid a monthly fee to Columbus Circle based on an annual percentage of the average daily net assets of the Aggressive Equity Portfolio according to the following schedule:

               Aggressive Equity Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .55%      On first $100 million
               .50%      On next $150 million
               .45%      On next $250 million
               .40%      On excess

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Alliance Capital as described above, which became effective January 1, 2000, Alliance Capital is the Portfolio Manager and provides investment advisory services to the Emerging Markets Portfolio. For the services provided, Pacific Life pays a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

               Emerging Markets Portfolio


              Rate (%)   Break Point (assets)
              --------   --------------------
               .85%      On first $50 million
               .75%      On next $50 million
               .70%      On next $50 million
               .65%      On next $50 million
               .60%      On excess

  From April 1, 1996 to December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Blairlogie Capital Management ("Blairlogie"), 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, Blairlogie served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided for the years 1997, 1998 and 1999, Pacific Life paid a monthly fee to Blairlogie based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

               Emerging Markets Portfolio


              Rate (%)   Break Point (assets)
              --------   --------------------
               .85%      On first $50 million
               .75%      On next $50 million
               .70%      On next $50 million
               .65%      On next $50 million
               .60%      On excess

  Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance Capital and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). As of March 1, 2000, Equitable and its subsidiaries were the beneficial owners of an approximately 55.7% partnership interest in Alliance Capital, and Alliance Capital Management Holding L.P. ("Alliance Holding") owned an approximately 41.87% partnership interest in Alliance Capital. Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of Alliance Holding's units are owned by the public and management or employees of Alliance Capital and approximately 2% are owned by Equitable. The general partner of Alliance Holding is ACMC. Equitable, a New York life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. As of March 1, 2000, AXA, a French insurance holding company, owned approximately 60.3% of the issued and outstanding shares of the common stock of AXA Financial.

  Alliance Capital currently serves as investment adviser to other mutual funds as well as individual, corporate, retirement, and charitable accounts. As of December 31, 1999, Alliance Capital was retained as an investment manager of employee benefit fund assets for 31 of the top 100 of America's Fortune 500 companies.

  Net fees paid or owed by Pacific Life to Alliance Capital for the Aggressive Equity Portfolio for 1999 were $1,518,840, and from May 1, 1998 through December 31, 1998 were $622,812. Net fees paid or owed by Pacific Life to Columbus Circle from January 1, 1998 through April 30, 1998 were $251,083, and for 1997 were $468,441.

  Net fees paid or owed by Pacific Life to Blairlogie for the Emerging Markets Portfolio for 1999 were $1,141,570, for 1998 were $821,133, and for 1997 were $642,976.

  Pursuant to Portfolio Management Agreements between the Fund, the Adviser, and Capital Guardian Trust Company ("Capital Guardian"), a wholly-owned subsidiary of Capital Group International, Inc., which itself is wholly-owned by The Capital Group Companies, Inc. all of which are located at 333 South Hope Street, Los Angeles, California 90071, Capital Guardian is the Portfolio Manager and provides investment advisory services to the Diversified Research, Small-Cap Equity, and International Large-Cap Portfolios. For the services provided, Pacific Life pays a monthly fee to Capital Guardian based on an annual percentage of the average daily net assets of the Diversified Research, Small-Cap Equity, and International Large-Cap Portfolios according to the following schedules:

              Diversified Research Portfolio


              Rate (%)    Break-Point (assets)
              --------   ---------------------
               .50%      On first $150 million
               .45%      On next $150 million
               .35%      On next $200 million
               .30%      On next $500 million
               .275%     On next $1 billion
               .25%      On excess

                  Small-Cap Equity Portfolio


              Rate (%)     Break Point (assets)
              --------   ------------------------
               .50%      On first $30 million
               .40%      On next $30 million
               .30%      On excess


              International Large-Cap Portfolio


              Rate (%)     Break-Point (assets)
              --------   ------------------------
               .65%      On first $150 million
               .55%      On next $150 million
               .45%      On next $200 million
               .40%      On next $500 million
               .375%     On next $1 billion
               .35%      On excess

  Capital Guardian is a California state chartered trust company organized in 1968 which provides fiduciary and investment management services to a limited number of large accounts such as employee benefit plans, college endowment funds, foundations, and individuals. Accounts managed by Capital Guardian had combined assets, as of December 31, 1999, in excess of $122 billion. Capital Guardian's research activities are conducted by affiliated companies that have research facilities in Los Angeles, San Francisco, New York, Washington, D.C., Atlanta, London, Geneva, Hong Kong, Montreal, Singapore, and Tokyo.

  Net fees paid or owed by Pacific Life to Capital Guardian for the Small-Cap Equity Portfolio for 1999 were $966,856, for 1998 were $850,462, and for 1997 were $716,070. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Goldman Sachs Asset Management ("Goldman Sachs"), 32 Old Slip, New York, New York 10005, which became effective May 1, 1998, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the Bond and Income and Equity Portfolios.

  For the services provided, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the combined average daily net assets of the Bond and Income and Equity Portfolios according to the following schedule:

              Bond and Income and Equity Portfolios


              Rate (%)        Break Point (assets)
              --------     ---------------------------
               .35%        On first $100 million
               .30%        On next $100 million
               .25%        On next $800 million
               .20%        On excess

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Goldman Sachs, as described above, which became effective May 1, 2000, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the I-Net Tollkeeper PortfolioSM (I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co.).

  For the services provided, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio.

               I-Net Tollkeeper Portfolio


              Rate (%)   Break Point (assets)
              --------   -------------------
               .95%      On first $1 billion
               .90%      On excess

  Goldman Sachs is a unit of the Investment Management Division of Goldman, Sachs & Co., which was founded in 1869. As of December 31, 1999, Goldman Sachs and its affiliates manage, administer and distribute over $258.5 billion for institutional and individual investors worldwide, including fixed income assets in excess of $50.5 billion for which they acted as investment adviser. The Goldman Sachs Group, L.P., which controlled Goldman Sachs Asset Management, merged into the Goldman Sachs Group, Inc. as a result of an initial public offering.

  From January 1, 1995 through April 30, 1998, pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Greenwich Street Advisors Division of Smith Barney Mutual Funds Management Inc. ("Greenwich Street Advisors"), 388 Greenwich Street, 23rd Floor, New York, New York 10048, Greenwich Street Advisors served as the Portfolio Manager and provided investment advisory services to the Bond and Income and Equity Portfolios. For the services provided, for the year 1997 and from January 1, 1998 through April 30, 1998, Pacific Life paid a monthly fee to Greenwich Street Advisors based on an annual percentage of the combined average daily net assets of the Bond and Income and Equity Portfolios according to the following schedule:

              Bond and Income and Equity Portfolios


              Rate (%)       Break Point (assets)
              --------     ---------------------------
               .45%        On first $100 million
               .40%        On next $100 million
               .35%        On next $200 million
               .30%        On next $600 million
               .20%        On excess

  Net Fees paid or owed by Pacific Life to Goldman Sachs in 1999 were $525,489 for the Bond and Income Portfolio and $1,858,012 for the Equity Portfolio, and from May 1, 1998 through December 31, 1998 were $290,917 for the Bond and Income Portfolio and $772,931 for the Equity Portfolio. Net fees paid or owed by Pacific Life to Greenwich Street Advisors from January 1, 1998 through April 30, 1998 were $147,029 for the Bond and Income Portfolio and $437,389 for the Equity Portfolio and for 1997 were $368,846 for the Bond and Income Portfolio and $1,088,097 for the Equity Portfolio. The I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, J.P. Morgan Investment is the Portfolio Manager and provides investment advisory services to the Multi-Strategy and Equity Income Portfolios. For the services provided, Pacific Life pays a monthly fee to J.P. Morgan Investment based on an annual percentage of the combined average daily net assets of the Multi-Strategy and Equity Income Portfolios according to the following schedule:

           Multi-Strategy and Equity Income Portfolios


              Rate (%)                    Break Point (assets)
              --------                ------------------------------
               .45%                   On first $100 million
               .40%                   On next $100 million
               .35%                   On next $200 million
               .30%                   On next $350 million
               .20%                   On excess

  J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("Morgan"), J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of Morgan. Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. As of December 31, 1999, Morgan, through J.P. Morgan Investment and its other subsidiaries, had assets under management of approximately $349 billion.

  Net fees paid or owed by Pacific Life to J.P. Morgan Investment for 1999 were $1,651,512 for the Multi-Strategy Portfolio and $3,806,241 for the Equity Income Portfolio, for 1998 were $1,263,563 for the Multi-Strategy Portfolio and $2,783,163 for the Equity Income Portfolio, and for 1997 were $920,564 for the Multi-Strategy Portfolio and $1,998,776 for the Equity Income Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, Janus is the Portfolio Manager and provides investment advisory services to the Strategic Value, Growth LT and Focused 30 Portfolios. For the services provided, Pacific Life pays a monthly fee to Janus based on an annual percentage of the average daily net assets of each of the Strategic Value, Growth LT and Focused 30 Portfolios according to the following schedule:

               Strategic Value, Growth LT and Focused 30 Portfolios


              Rate (%)                    Break Point (assets)
              --------             ----------------------------------
               .55%                On first $100 million
               .50%                On next $400 million
               .45%                On excess

  Janus serves as investment adviser to the Janus Funds, as well as other mutual funds and individual, corporate, charitable, and retirement accounts. Stilwell Financial, Inc. ("Stilwell") owns approximately 81.5% of the outstanding voting stock of Janus. Stilwell is a publicly traded holding company whose primary subsidiaries are engaged in financial services.

  Net fees paid or owed by Pacific Life to Janus for the Growth LT Portfolio for 1999 were $9,666,426, for 1998 were $4,364,703 and for 1997 were
$2,813,259. The Strategic Value and Focused 30 Portfolios did not begin
operations until    , 2000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, which became effective January 1, 1999, Lazard is the Portfolio Manager and provides investment advisory services to the Mid-Cap Value Portfolio. For the services provided, Pacific Life pays a monthly fee to Lazard based on an annual percentage of the average daily net assets of the Mid-Cap Value Portfolio according to the following schedule:

                 Mid-Cap Value Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $200 million
               .50%      On next $200 million
               .45%      On next $200 million
               .40%      On next $200 million
               .30%      On next $200 million
               .25%      On excess

  Lazard, a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $75 billion as of December 31, 1999. Lazard's clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

  Net fees paid or owed by Pacific Life to Lazard for the Mid-Cap Value Portfolio for 1999 were $284,822. The Mid-Cap Value Portfolio did not begin operations until January 4, 1999.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Fund Asset Management, L.P., doing business as Mercury Asset Management US ("Mercury"), a subsidiary of Merrill Lynch & Company, Inc., World Financial Center, 225 Liberty Street, New York, NY 10080, which became effective January 1, 2000, Mercury is the Portfolio Manager and provides investment advisory services to the Equity Index and Small-Cap Index Portfolios. For the services provided, Pacific Life pays a monthly fee to Mercury based on an annual percentage of the combined average daily net assets of the Equity Index and Small-Cap Index Portfolios, according to the following schedule:

               Equity Index and Small-Cap Index Portfolios


              Rate (%)            Break-Point (assets)
              --------       ------------------------------
               .08%          On first $100 million
               .04%          On next $100 million
               .02%          On excess

  From January 30, 1991, in the case of the Equity Index Portfolio, and January 1, 1999, in the case of the Small-Cap Index Portfolio, through December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Bankers Trust Company ("BTCo"), a wholly-owned-subsidiary of Bankers Trust Corporation, and an indirect subsidiary of Deutsche Bank AG, 130 Liberty Street, New York, New York 10006, BTCo served as the Portfolio Manager and provided investment advisory services to the Equity Index and Small-Cap Index Portfolios. For the services provided for the year 1998, Pacific Life paid to BTCo, at the beginning of each calendar quarter, a fee based on the net assets of the Equity Index Portfolio according to the following schedule, subject to a minimum fee of $100,000. For the services provided for the year 1999, Pacific Life paid to BTCo, at the beginning of each calendar quarter a fee based on the combined net assets of the Equity Index and Small-Cap Index Portfolios according to the following schedule, subject to a minimum fee of $100,000:

               Equity Index and Small-Cap Index Portfolios


              Rate (%)            Break-Point (assets)
              --------       ------------------------------
               .08%          On first $100 million
               .04%          On next $100 million
               .02%          On excess

  For the services provided, for the year 1997, Pacific Life paid to BTCo a quarterly fee in advance, based on the net assets of the Equity Index Portfolio at the beginning of each calendar quarter at an annual rate in accordance with the following schedule, subject to a minimum fee of $100,000:

                  Equity Index Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .07%      On first $100 million
               .03%      On next $100 million
               .01%      On excess

  Net fees paid or owed by Pacific Life to BTCo for the Equity Index Portfolio for 1999 were $435,388, and for the Small-Cap Index Portfolio were $9,430. Net fees paid or owed by Pacific Life to BTCo for the Equity Index Portfolio for 1998 were $188,793, and for 1997 were $135,863. The Small-Cap Index Portfolio did not begin operations until January 4, 1999.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Morgan Stanley Asset Management ("MSAM"), a subsidiary of Morgan Stanley Dean Witter & Co., whose address is 1221 Avenue of the Americas, New York, New York 10020, MSAM is the Portfolio Manager and provides investment advisory services to the REIT and International Value Portfolios. On December 1, 1998 Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

  For the services provided, under the Agreement for the REIT Portfolio, which became effective January 1, 1999, Pacific Life pays a monthly fee to MSAM based on an annual percentage of the average daily net assets of the REIT Portfolio according to the following schedule:

                        REIT Portfolio


              Rate (%)     Break Point (assets)
              --------   -------------------------
               .60%      On first $100 million
               .45%      On next $150 million
               .40%      On next $250 million
               .35%      On next $500 million
               .30%      On excess over $1 billion

  Net fees paid or owed by Pacific Life to MSAM for the REIT Portfolio for 1999 were $168,796. The REIT Portfolio did not begin operations until January 4, 1999.

  For the services provided under the Agreement for the International Value Portfolio, which became effective June 1, 1997, Pacific Life pays a monthly fee to MSAM at an annual rate of 0.35% based on the average daily net assets of the International Value Portfolio.

  From January 1, 1995 through May 31, 1997, pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Templeton Investment Counsel, Inc. ("Templeton"), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394-3091, Templeton served as the Portfolio Manager and provided investment advisory services to the International Value Portfolio.

  For the services provided, for the period January 1, 1997 through May 31, 1997, Pacific Life paid a monthly fee to Templeton based on an annual percentage of the average daily net assets of the International Value Portfolio according to the following schedule:

              International Value Portfolio


              Rate (%)   Break Point (assets)
              --------   --------------------
               .70%      On first $25 million
               .55%      On next $25 million
               .50%      On next $50 million
               .40%      On excess

  Net fees paid or owed by Pacific Life to MSAM for the International Value Portfolio for 1999 were $4,433,877, for 1998 were $3,222,413, and from June 1, 1997 through December 31, 1997 were $1,478,065. Net fees paid or owed by Pacific Life to Templeton for the International Value Portfolio from January 1, 1997 to May 31, 1997 were $945,379.

  MSAM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 1999 MSAM, together with its affiliated institutional asset management companies, had approximately $185 billion in assets under management as an investment manager or as a fiduciary adviser.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Pacific Investment Management Company ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, PIMCO is the Portfolio Manager and provides investment advisory services to the Government Securities and Managed Bond Portfolios.

  For the services provided, Pacific Life pays a monthly fee to PIMCO based on an annual percentage of the combined average daily net assets of the Government Securities and Managed Bond Portfolios according to the following schedule:

                    Government Securities and Managed Bond Portfolios


              Rate %                             Break Point (assets)
              ------                       --------------------------------
               .50%                        On first $25 million
               .375%                       On next $25 million
               .25%                        On excess

  PIMCO is an investment counseling firm founded in 1971, and had approximately $186 billion in assets under management as of December 31, 1999. PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH. PIMCO also provides investment advisory services to PIMCO Funds and several other mutual fund portfolios and to private accounts for pension and profit sharing plans. PIMCO is registered as an investment adviser with the SEC and a commodity trading adviser with the CFTC.

  On October 31, 1999, PIMCO Advisors, PAH and Allianz AG ("Allianz") announced that they had reached a definitive agreement under which Allianz would acquire majority ownership of PIMCO Advisors and its subsidiaries (the "Allianz Transaction"). PIMCO is a subsidiary of PIMCO Advisors. The Allianz Transaction is expected to be completed on or about May 5, 2000, although there is no assurance that the Allianz Transaction will be completed. Under the terms of the transaction, Allianz would acquire all of PAH, the publicly traded general partner of PIMCO Advisors. Pacific Life would retain an approximate 30% interest in PIMCO Advisors. After the Allianz Transaction is completed, the Allianz Group (which includes Allianz and PIMCO) would collectively have over $650 billion in assets under management.

  Once the Transaction is consummated, absent an order from the SEC or other relief, the Government Securities and Managed Bond Portfolios generally cannot engage in principal transactions with "Affiliated Brokers" of Allianz, including Dresdner Bank AG, Deutsche Bank AG, Bankers Trust Company, BT Alex Brown, Inc., and certain other affiliated entities. As a result, the Portfolios' ability to purchase securities underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions will be subject to regulatory restrictions. PIMCO has advised that it does not believe that the above restrictions on transactions with the Affiliated Brokers would materially adversely affect its ability to provide services to the Portfolios, the Portfolios' ability to take advantage of market opportunities, or their overall performance.

  Net fees paid or owed by Pacific Life to PIMCO for 1999 were $817,241 for the Government Securities Portfolio and $2,463,247 for the Managed Bond Portfolio, for 1998 were $400,557 for the Government Securities

Portfolio and $1,613,407 for the Managed Bond Portfolio, and for 1997 were $292,079 for the Government Securities Portfolio and $929,041 for the Managed Bond Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Salomon Brothers Asset Management Inc ("SaBAM"), Seven World Trade Center, New York, New York 10048, which became effective January 1, 1999, SaBAM is the Portfolio Manager and provides investment advisory services to the Large-Cap Value Portfolio. For the services provided, Pacific Life pays a monthly fee to SaBAM based on an annual percentage of the average daily net assets of the Large-Cap Value Portfolio according to the following schedule:

                Large-Cap Value Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .45%      On first $100 million
               .40%      On next $100 million
               .35%      On next $200 million
               .30%      On next $350 million
               .25%      On next $250 million
               .20%      On excess

  SaBAM, a wholly-owned subsidiary of Citigroup, Inc. was incorporated in 1987 and, together with SaBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of December 31, 1999, SaBAM and such affiliates managed approximately $29 billion of assets.

  Net fees paid or owed by Pacific Life to SaBAM for the Large-Cap Value Portfolio for 1999 were $376,747. The Large-Cap Value Portfolio did not begin operations until January 4, 1999.

  The Portfolio Management Agreements are not exclusive, and Alliance Capital, Capital Guardian, Goldman Sachs, J.P. Morgan Investment, Janus, Lazard, Mercury, MSAM, PIMCO, and SaBam may provide and currently are providing investment advisory services to other clients, including other investment companies.

Distribution of Fund Shares

  Pacific Select Distributors, Inc. ("PSD") (formerly Pacific Mutual Distributors, Inc.) serves as the Fund's Distributor pursuant to a Distribution Contract (the "Distribution Contract") with the Fund. The Distributor is not obligated to sell any specific amount of Fund shares. PSD bears all expenses of providing services pursuant to the Distribution Contract including the costs of sales presentations, mailings, advertising, and any other marketing efforts by PSD in connection with the distribution or sale of the shares.

  As of March 31, 2000, Pacific Life beneficially owned 0% of the outstanding shares of the Portfolios of the Fund. Pacific Asset Management LLC ("PAM"), a wholly-owned subsidiary of Pacific Life, beneficially owned 45.27% of the outstanding shares of the Diversified Research Portfolio and 17.84% of the outstanding shares of the International Large-Cap Portfolio, including monies paid in connection with the initial capital advances made to the Fund, and 0%, of the outstanding shares of eighteen other Portfolios of the Fund. Pacific Life and PAM would exercise voting rights attributable to any shares of the Fund owned by them in accordance with voting instructions received by Owners of the Policies issued by Pacific Life. To this extent, as of April 30, 2000, Pacific Life did not exercise control over any Portfolio. As of April 30, 2000, Pacific Life owned 100% of the outstanding shares of the I-Net
Tollkeeper Portfolio. As of    , 2000 Pacific Life owned 100% of the
outstanding shares of the Strategic Value and Focused 30 Portfolios.

Purchases and Redemptions

  Shares of the Fund are not sold directly to the general public. Shares of the Fund are currently offered only for purchase by the Separate Accounts to serve as an investment medium for the Variable Contracts issued or administered by Pacific Life or its affiliates. For information on purchase of a Variable Contract, consult a prospectus for the Separate Account. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index, Diversified Research, International Large-Cap, REIT, I-Net Tollkeeper, Strategic Value and Focused 30 Portfolios are not available for Pacific Select variable universal life insurance policies. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index, REIT, Small-Cap Equity, Aggressive Equity, Emerging Markets, Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Portfolios are not available for Pacific Corinthian variable annuity contracts. The shares of the Bond and Income Portfolio are not available for Pacific Life & Annuity Company variable annuity contracts and variable life insurance policies, Pacific Innovations variable annuity contracts, and purchase payments on any variable annuity contract received after April 30, 2000.

  Currently, each Portfolio offers shares of a single class. However, the Fund is authorized to offer up to four additional classes of shares for each Portfolio. These classes may be offered in the future to investors in connection with individual retirement accounts, and certain other types of qualified plans.

  Shares of any Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Fund or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Under the Investment Company Act of 1940, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of its net assets during any 90-day period for any one shareholder. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

Exchanges Among the Portfolios

  Variable Contract Owners do not deal directly with the Fund to purchase, redeem, or exchange shares of a Portfolio, and Variable Contract Owners should refer to the Prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among options available under the contract.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

  Investment decisions for the Fund and for the other investment advisory clients of the Adviser, or applicable Portfolio Manager, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser or Portfolio Manager is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

  The Adviser or Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts and other investments for a Portfolio through a substantial number of brokers and dealers or futures commission merchants selected at its discretion. In executing transactions, the Adviser or Portfolio Manager will attempt to obtain the best net results for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the Adviser or Portfolio Manager may pay higher commission rates than the lowest available when the Adviser or Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of a Portfolio's brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker.

  There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Portfolio Manager may be unable to negotiate commission rates for these transactions.

  Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the Adviser or Portfolio Manager. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the Adviser or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Trustees.

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

  It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Adviser or Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Portfolio Manager in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio is not reduced because the Adviser or Portfolio Manager and its affiliates receive such services.

  As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Adviser or Portfolio Manager, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

  During the years 1999, 1998, and 1997, respectively, the following Portfolios incurred brokerage commissions as follows: the Aggressive Equity Portfolio--$1,119,434, $855,826 and $296,940, the Emerging Markets Portfolio-- $600,207, $373,834 and $712,505, the Small-Cap Equity Portfolio--$268,990,
$251,753 and $225,232, the Bond and Income Portfolio--$42,627, $14,193 and $0,
of which $42,627 (100%) and $14,193 (100%) was paid to Goldman, Sachs & Co. in 1999 and 1998 respectively, an affiliate of Goldman Sachs Asset Management, the Equity Portfolio--$368,208, $725,654 and $706,250 of which $18,759 (5.1%)
and $8,633 (1.2%) was paid to Goldman, Sachs & Co. in 1999 and 1998 respectively, an affiliate of Goldman Sachs Asset Management, and $6,900 (0.95%) and $61,512 (8.71%) was paid to Smith Barney Inc. and $4,500 (0.62%)
and $23,700 (3.36%) was paid to Robinson Humphrey Co., Inc., in 1998 and 1997 respectively, affiliates of Greenwich Street Advisors, the Multi-Strategy Portfolio--$671,967, $455,757 and $283,791, the Equity Income Portfolio-- $2,018,844, $1,529,206 and $1,162,083, the Growth LT Portfolio--$4,255,430,
$1,517,836 and $1,057,621, the Equity Index Portfolio--$215,322, $140,167 and
$157,624, the International Value Portfolio--$3,194,813, $2,177,935 and $1,606,247 of which $30,863 (0.97%), $41,033 (1.88%) and $39,617 (2.47%) was
paid to Morgan Stanley & Co., respectively, an affiliate of Morgan Stanley Asset Management, the Government Securities Portfolio--$89,603, $29,467 and $21,349, the Managed Bond Portfolio--$255,937, $122,103 and $41,315, the High
Yield Bond Portfolio--$5,250, $2,720 and $2,500. During the year ended 1999, the following Portfolios incurred brokerage commissions as follows: the Mid-Cap Value Portfolio--$280,370, the Small-Cap Index Portfolio--$124,792, the REIT Portfolio--$144,524 and the Large-Cap Value Portfolio--$283,668 of which $114 (0.04%) was paid to Salomon Smith Barney Inc., an affiliate of Salomon Brothers Asset Management Inc.

  During the fiscal year ended December 31, 1999, the Government Securities Portfolio, the Managed Bond Portfolio, the Equity Income Portfolio, the Multi-Strategy Portfolio, the Large-Cap Value Portfolio, and the Bond and Income Portfolio acquired and sold securities of its regular broker-dealers. On December 31, 1999, the Government Securities Portfolio held securities of Merrill Lynch & Co., Morgan Stanley Dean Witter, and J.P. Morgan valued at $2,900,389, $3,590,692, and $3,800,840, respectively; the Managed Bond
Portfolio held securities of Donaldson Lufkin & Jenrette, Bear Stearns, Lehman Brothers, Inc. and Goldman, Sachs & Co. valued at $2,152,456, $24,817,987, $19,461,587, and $9,612,636, respectively; the Equity Income Portfolio held securities of Goldman, Sachs & Co. and BankAmerica Corp. valued at $18,168,769 and $14,003,718, respectively; the Multi-Strategy Portfolio held securities of Goldman, Sachs & Co. valued at $4,634,025; and the Large-Cap Value Portfolio held securities of Morgan Stanley Dean Witter valued at $4,782,125, each of which is a broker or dealer regularly used for brokerage transactions by that Portfolio.

Portfolio Turnover

  For reporting purposes, each Portfolio's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, long-term U.S. Government securities are included. Short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Portfolios will vary from year to year, depending on market conditions.

  The portfolio turnover rates are not expected to exceed: 0% for the Money Market Portfolio; 400% for the Managed Bond and Government Securities Portfolios; 200% for the Multi-Strategy Portfolio; and 150% for all other Portfolios. For the Portfolios other than the Money Market Portfolio, portfolio turnover could be greater in periods of unusual market movement and volatility.

                                NET ASSET VALUE

  Shares of each Portfolio are sold at their respective net asset values (without a sales charge) computed after receipt of a purchase order. Net asset value of a share is determined by dividing the value of a Portfolio's net assets by the number of its shares outstanding. That determination is made once each business day, Monday through Friday, exclusive of federal holidays usually at or about 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange and other exchanges usually close for trading at 4:00 p.m. Eastern time. In the event that the New York Stock Exchange or other exchanges close early, the Fund normally will deem the closing price of each Portfolio's assets to be the price of those assets at 4:00 p.m., Eastern time. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate a Portfolio's net asset value, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. In general, the value of assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities. With respect to the Portfolios that invest in foreign securities, the value of foreign securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation. Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. In addition, European and Pacific Basin securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of the net asset value of any Portfolio which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Further, under the Fund's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining net asset value. Information that becomes known to the Fund or its agents after the time that net asset value is calculated on any business day (which may be after 4:00 p.m. Eastern time) may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time a Portfolio's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting net asset value occur during such period, the securities would be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees of the Fund. In determining the fair value of securities, the Fund may consider available information including information that becomes known after 4:00 p.m. Eastern time, and the values that are determined will be deemed to be the price at 4:00 p.m. Eastern time.

  The Money Market Portfolio's portfolio securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

  The Commission's regulations require the Money Market Portfolio to adhere to certain conditions. The Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity) and to invest only in securities that meet specified quality and credit criteria.

  All other Portfolios are valued as follows:

  Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith by the Board of Trustees of the Fund, although the actual calculations may be made by persons acting under the direction of the Board. Money market instruments are valued at market value, except that instruments maturing in sixty days or less are valued using the amortized cost method of valuation.

  The value of a foreign security is determined in its national currency based upon the price on the foreign exchange as of its close of business immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation.

  Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less at their date of acquisition), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost unless the amortized cost value does not approximate market value. Certain debt securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to debt securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued.

  When a Portfolio writes a put or call option, the amount of the premium is included in the Portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium paid for an option purchased by the Portfolio is recorded as an asset and subsequently adjusted to market value. The values of futures contracts are based on market prices. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rates quoted by the custodian on the morning of valuation.

                            PERFORMANCE INFORMATION

  The Fund may, from time to time, include the yield and effective yield of its Money Market Portfolio, the yield of the remaining Portfolios, and the total return of all Portfolios in advertisements, sales literature, or reports to shareholders or prospective investors. Total return information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Fund offers its shares.

  Current yield for the Money Market Portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of Portfolio expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = [(Base Period Return + 1) (To the power of 365/7)]-1

  For the 7-day period ending December 31, 1999, the current yield of the Money Market Portfolio was 5.62% and the effective yield of the Portfolio was 5.77%.

  Quotations of yield for the remaining Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                   2[(a-b + 1) (to the power of 6) - 1]
                      ---
                      cd
  where

    a = dividends and interest earned during the period,

    b = expenses accrued for the period (net of reimbursements),

    c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

    d = the maximum offering price per share on the last day of the period.

  For the 30 day period ended December 31, 1999, the yield of the remaining Portfolios that had commenced operations on or before that date was as follows: (0.10)% for the Aggressive Equity Portfolio, 2.49% for the Emerging Markets Portfolio, 0.32% for the Small-Cap Equity Portfolio, 7.15% for the Bond and Income Portfolio, 0.15% for the Equity Portfolio, 2.84% for the Multi-Strategy Portfolio, 1.08% for the Equity Income Portfolio, (0.17)% for the Growth LT Portfolio, 0.59% for the Mid-Cap Value Portfolio, 1.04% for the Equity Index Portfolio, 0.60% for the Small-Cap Index Portfolio, 5.99% for the REIT Portfolio, 0.90% for the International Value Portfolio, 5.47% for the Government Securities Portfolio, 6.31% for the Managed Bond Portfolio, 9.77% for the High Yield Bond Portfolio, and 0.94% for the Large-Cap Value Portfolio. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, and the Strategic Value and Focused 30
Portfolios did not begin operations until    , 2000.

  Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include a period of one year (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

  For the one year period ended December 31, 1999, the total return for each Portfolio that had commenced operations on or before that date was as follows:
27.35% for the Aggressive Equity Portfolio, 53.56% for the Emerging Markets Portfolio, 47.52% for the Small-Cap Equity Portfolio, (7.34)% for the Bond and Income Portfolio, 38.54% for the Equity Portfolio, 7.04% for the Multi-Strategy Portfolio, 13.26% for the Equity Income Portfolio, 98.08% for the Growth LT Portfolio, 5.22% for the Mid-Cap Value Portfolio, 20.59% for the Equity Index Portfolio, 19.36% for the Small-Cap Index Portfolio, (0.01)% for the REIT Portfolio, 22.82% for the International Value Portfolio, (1.95)% for the Government Securities Portfolio, (1.91)% for the Managed Bond Portfolio, 4.94% for the Money Market Portfolio, 2.90% for the High Yield Bond Portfolio, and 11.46% for the Large-Cap Value Portfolio. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000 and the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, and the Strategic Value and Focused 30 Portfolios did not begin
operations until     , 2000.

  For the five year period ended December 31, 1999, the average annual total return for each Portfolio that had commenced operations on or before that date was as follows: 25.13% for the Small-Cap Equity Portfolio, 9.27% for the Bond and Income Portfolio, 27.59% for the Equity Portfolio, 16.36% for the Multi-Strategy Portfolio, 23.25% for the Equity Income Portfolio, 41.17% for the Growth LT Portfolio, 28.11% for the Equity Index Portfolio, 13.81% for the International Value Portfolio, 7.48% for the Government Securities Portfolio, 7.88% for the Managed Bond Portfolio, 5.23% for the Money Market Portfolio, and 8.83% for the High Yield Bond Portfolio. The Aggressive Equity and Emerging Markets Portfolios did not begin operations until April 1, 1996. The Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios did not begin operations until January 4, 1999. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000 and the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, and the Strategic Value and Focused 30 Portfolios did not begin
operations until     , 2000.

  For the ten year period ended December 31, 1999, the average annual total returns for each Portfolio was as follows: 16.59% for the Small-Cap Equity Portfolio, 8.99% for the Bond and Income Portfolio, 17.73% for the Equity Portfolio, 11.47% for the Multi-Strategy Portfolio, 14.67% for the Equity Income Portfolio, 8.28% for the International Value Portfolio, 7.41% for the Government Securities Portfolio, 7.97% for the Managed Bond Portfolio, 4.93% for the Money Market Portfolio, and 10.39% for the High Yield Bond Portfolio. Based upon the period from the commencement of operations of the Growth LT Portfolio on January 4, 1994 until December 31, 1999, the average annual total return for the Growth LT Portfolio was 36.12%. Based upon the period from the commencement of operations of the Equity Index Portfolio on January 30, 1991 until December 31, 1999, the average annual total return for the Equity Index Portfolio was 20.01%. Based upon the period from the commencement of operations of the Aggressive Equity and Emerging Markets Portfolios on April 1, 1996 until December 31, 1999, the average annual total return for each of these Portfolios was 13.60% and 1.79%, respectively. The Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT Portfolios did not begin operations until January 4, 1999. The Diversified Research and the International Large-Cap Portfolios did not begin operations until January 3, 2000 and the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, and the
Strategic Value and Focused 30 Portfolios did not begin operations until     ,
2000.

  The performance results for the Aggressive Equity, Equity Income, Multi-Strategy, Equity, Bond and Income, and International Value Portfolios are based, in part, on performance results when these Portfolios were advised by different Portfolio Managers. Alliance Capital began serving as Portfolio Manager to the Aggressive Equity Portfolio on May 1, 1998, J.P. Morgan Investment began serving as Portfolio Manager to the Equity Income and Multi-Strategy Portfolios on January 1, 1994, Morgan Stanley began serving as Portfolio Manager to the International Value Portfolio on June 1, 1997, and Goldman Sachs began serving as Portfolio Manager to the Equity and Bond and Income Portfolios on May 1, 1998. The performance results for the Equity Portfolio and Bond and Income Portfolio are based, in part, on the performance results of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on December 31, 1994. The performance results for the Emerging Markets, Equity Index, and Small-Cap Index Portfolios are based on performance results when these Portfolios were advised by different Portfolio Managers. Alliance Capital began serving as Portfolio Manager to the Emerging Markets Portfolio on January 1, 2000 and Mercury began serving as Portfolio Manager to the Equity Index and Small-Cap Index Portfolios on January 1, 2000.

  Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to (i) various indices so that investors may compare a Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Quotations of yield or total return for the Fund will not take into account charges and deductions against any Separate Accounts to which the Fund shares are sold or charges and deductions against the Contracts issued or administered by Pacific Life or its subsidiaries. The Portfolio's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                   TAXATION

  Each Portfolio intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

  To qualify as a regulated investment company, each Portfolio generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and
(iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

  As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders (the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Each Portfolio also intends to comply with diversification regulations under
Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of any Portfolio, and in particular, the Government Securities Portfolio, to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. Government.

  If a Portfolio invests in shares of a foreign investment company, the Portfolio may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. The Portfolio may be eligible to elect alternative tax treatment that would mitigate the effects of owning foreign investment company stock.

  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

  The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

  In the event that the rules or regulations are adopted there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Trust will not have to change any Portfolio's investment objective or investment policies. While each Portfolio's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Portfolios as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the shares of the Portfolios underlying the Separate Accounts.

Distributions

  Distributions by a Portfolio of any investment company taxable income (which includes, among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will be treated as ordinary income for tax purposes in the hands of a shareholder (a Separate Account). Distributions of net capital gains (the excess of any net long-term capital gains over net short-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will generally be treated by a Separate Account as either "20% Rate Gain" or "28% Rate Gain," depending upon the Portfolio's holding period for the assets sold, regardless of the length of time a Separate Account has held Portfolio shares.

Hedging Transactions

  The diversification requirements applicable to a Portfolio's assets may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts.

                               OTHER INFORMATION

Concentration Policy

  Under each Portfolio's investment restrictions, except the REIT Portfolio's, a Portfolio may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto). Mortgage-related securities, including CMOs, that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government issued") are considered government securities. The Portfolios take the position that mortgage-related securities, whether government issued or privately issued, do not represent interests in any particular "industry" or group of industries, and therefore, the concentration restriction noted above does not apply to such securities. For purposes of complying with this restriction, the Fund, in consultation with its Portfolio Managers, utilizes its own industry classifications.

Brokerage Enhancement Plan

  The Fund has adopted a Brokerage Enhancement Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may enter into agreements or arrangements with brokers or dealers, pursuant to which brokerage transactions can be directed on behalf of a Portfolio to the participating broker-dealer to execute the transaction in return for credits, other compensation or other types of benefits to be awarded to the Fund.

  The credits, compensation or benefits earned as a result of directed brokerage can be used in a number of ways to promote the distribution of the Fund's shares. These ways include paying for all or part of the expenses for:
(i) PSD to participate in or sponsor seminars, sales meetings, conferences, and other events held by the broker-dealer; (ii) broker/dealers to conduct due diligence on the Fund or the variable contracts (to help that broker-dealer defray the expenses of its due diligence); (iii) disseminating sales literature about the Fund or the variable contracts (to help defray its related expenses); or (iv) placing the Fund or the variable contracts on a list of eligible funds or variable contracts that may be offered by that broker-dealer's registered representatives (to help compensate it for the associated expenses).

  PSD can indirectly benefit from the Plan in that securities brokerage allocated to a broker-dealer may help defray, in whole or in part, distribution expenses that otherwise would be borne by PSD or an affiliate. The Plan also permits credits generated by securities transactions from one Portfolio to inure to the benefits of that Portfolio, of any other Portfolio, or to the Fund as a whole.

  The Plan provides that it is subject to annual renewal by the Board, including those Trustees of the Fund who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Rule 12b-1 Trustees"), and that PSD provide the Trustees with a written report of securities transactions directed under the Plan, currently on a quarterly basis. The Plan also provides that it may be terminated at any time by the vote of a majority of the Rule 12b-1 Trustees, and that all material Plan amendments must be approved by a vote of the Rule 12b-1 Trustees.

Capitalization

  The Fund is a Massachusetts business trust established under a Declaration of Trust dated May 4, 1987. The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Fund. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

  Under Massachusetts law, shareholders could under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Fund for acts or obligations of the Fund, which are binding only on the assets and property of the Fund and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and thus should be considered remote.

  Expenses incurred in connection with the Fund's organization and establishment of the Aggressive Equity Portfolio and Emerging Markets Portfolio in 1996 and the public offering of the shares of those Portfolios, aggregated approximately $23,410 per Portfolio. These costs have been deferred by the Aggressive Equity and Emerging Markets Portfolios and are being amortized by them over a period of five years from the beginning of operations of each of those Portfolios. These costs have been deferred and are being amortized over a period of five years at the rates of 10%, 15%, and 25% in years one, two, and three through five, respectively. At December 31, 1999, the unamortized balance of such expenses amounted to $5,856 each for the Aggressive Equity Portfolio and the Emerging Markets Portfolio.

  Expenses incurred in connection with the Fund's organization and establishment of the Diversified Research and International Large-Cap Portfolios in 1999 and the public offering of the shares of those Portfolios, aggregated approximately $19,733 per Portfolio. Expenses incurred in connection with the Fund's organization and establishment of the I-Net Tollkeeper Portfolio in 2000 and the public offering of the shares of the Portfolio aggregated approximately $40,804. Estimated expenses incurred in connection with the Fund's organization and establishment of the Strategic Value and Focused 30 Portfolios in 2000 and the public offering of the shares of those Portfolios were approximately $37,608 per Portfolio. These costs will be expensed and charged separately to each of the Portfolios during each Portfolio's first period of operations.

Voting Rights

  Shareholders of the Fund are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

  Under the Declaration of Trust and Massachusetts business trust law, the Fund is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders' meetings unless required by law, although special meetings may be called for a specific Portfolio, or for the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended advisory contract or portfolio management agreement. In this regard, the Fund will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Fund. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Fund will request voting instructions from Variable Contract Owners and will vote shares or other voting interests in the Separate Account in proportion to the voting instructions received. The Fund's shares do not have cumulative voting rights.

Custodian and Transfer Agency and Dividend Disbursing Services

  Investors Fiduciary Trust Company ("IFTC") serves as Custodian for assets of the Fund. The address of IFTC is 801 Pennsylvania, Kansas City, MO 64105-1716. Pursuant to a sub-custody agreement between IFTC and Chase, Chase serves as subcustodian of the Fund for the custody of the foreign securities acquired by the Fund. Under the agreement, and in accordance with applicable regulations, Chase may hold the foreign securities at its principal office at 270 Park Avenue, New York, New York 10081, at Chase's branches, at a foreign branch of a qualified U.S. bank, an eligible foreign subcustodian, or an eligible foreign securities depository. Pursuant to rules or other exemptions under the 1940 Act, the Fund may maintain foreign securities and cash for the Fund in the custody of certain eligible foreign banks and securities depositories.

  Pacific Life provides dividend disbursing and transfer agency services to the Fund.

Financial Statements

  The financial statements of the Fund as of December 31, 1999, including the notes thereto, are incorporated by reference in this Statement of Additional Information from the Annual Report of the Fund dated as of December 31, 1999. The financial statements have been audited by Deloitte & Touche LLP, independent auditors.

Independent Auditors

  Deloitte & Touche LLP serves as the independent auditors for the Fund. The address of Deloitte & Touche LLP is 695 Town Center Drive, Suite 1200, Costa Mesa, California 92626.

Counsel

  Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, passes upon certain legal matters in connection with the shares offered by the Fund and also acts as outside counsel to the Fund.

Code of Ethics

  The Fund and each of its Portfolio Managers have adopted codes of ethics which have been approved by the Fund's Board of Trustees. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Investment Adviser or Portfolio Managers who regularly have access to information about securities purchased for the Fund, to invest in securities for their own accounts. This could include securities that may be purchased by Portfolios of the Fund. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Fund. The Fund's Code of Ethics requires reporting to the Board of Trustees on compliance violations.

Registration Statement

  This Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, (and including specifically all applicable Codes of Ethics), are on file with and may be examined at the offices of the SEC in Washington, D.C.

  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX

Description of Bond Ratings

  Corporate Bonds: Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  Bonds rated AA by Standard & Poor's are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market.

  Bonds rated A by Standard & Poor's, regarded as upper medium grade, have a strong capacity and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

  Moody's Ba rated bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds rated Ba. Bonds which are rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Bonds rated Caa by Moody's are considered to be of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest. Bonds rated Ca are considered by Moody's to be speculative in a high degree, often in default. Bonds rated C, the lowest class of bonds under Moody's bond ratings, are regarded by Moody's as having extremely poor prospects.

  Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  A bond rated BB, B, CCC, and CC by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

  Commercial Paper: The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers with this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

  Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB rating,
(iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength with this highest classification.

Form No. 15-22464-00

Form No. 1707-0A

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------

                       (a)(1) Agreement and Declaration of Trust/7/

                       (a)(2) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/

                       (a)(3) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - I-Net Tollkeeper

                       (a)(4) Form of Written Instrument Amending the Amended
                              and Restated Agreement and Declaration of Trust - Focused 30 and Strategic Value

                       (b)    By-Laws of Registrant/7/

                       (c)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (d)(1) Investment Advisory Agreement/1/

                       (d)(2) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (d)(3) Addendum to Goldman Sachs Portfolio Management
                              Agreement/8/

                       (d)(4) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (d)(5) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (d)(6) Portfolio Management Agreement - Morgan Stanley
                              Asset Management/4/

                       (d)(7) Portfolio Management Agreement - Alliance Capital
                              Management L.P./5/

                       (d)(8) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/5/

                       (d)(9) Portfolio Management Agreement - Pacific Investment Management Company

                       (d)(10) Addendum to Advisory Agreement - Large-Cap,
                               Mid-Cap, Small-Cap Index, REIT/6/

                       (d)(11) Addendum to Portfolio Management Agreement -
                               Janus Capital Corporation/3/

                       (d)(12) Addendum to Portfolio Management Agreement -
                               J.P. Morgan Investment Management Inc./3/

                       (d)(13) Addendum to Portfolio Management Agreement -
                               Pacific Investment Management Company/3/

                       (d)(14) Addendum to Advisory Agreement - International
                               Large-Cap and Diversified Research/7/

                       (d)(15) Portfolio Management Agreement - Salomon Brothers
                               Asset Management Inc/6/

                       (d)(16) Portfolio Management Agreement - Lazard Asset
                               Management/6/

                       (d)(17) Addendum to Portfolio Management Agreement -
                               Morgan Stanley Asset Management/6/

                       (d)(18) Addendum to Advisory Agreement - I-Net
                               Tollkeeper/8/

                       (d)(19) Portfolio Management Agreement - Capital Guardian
                               Trust Company/7/

                       (d)(20) Portfolio Management Agreement - Mercury
                               Asset Management US/7/

                       (d)(21) Addendum to Portfolio Management
                               Agreement - Alliance Capital Management L.P./7/

                       (d)(22) Form of Addendum to Advisory Agreement - Focused
                               30 and Strategic Value

                       (d)(23) Form of Addendum to Portfolio Management
                               Agreement - Janus Capital Corporation

                       (e)(1)  Distribution Agreement/7/

                       (e)(2) Addendum to Distribution Agreement - I-Net Tollkeeper Portfolio/8/

                       (e)(3) Form of Addendum to Distribution Agreement - Focused 30 and Strategic Value

                       (f)     Not Applicable

                       (g)(1)  Custodian Agreement/1/

                       (g)(2)  Custodian Agreement Fee Schedule/3/

                       (g)(3) Addendum to Custodian Agreement - Large-Cap, Mid-Cap, Small-Cap Index, REIT/6/

                       (g)(4) Addendum to Custodian Agreement - International Large-Cap and Diversified Research/7/

                       (g)(5) Addendum to Custodian Agreement - I-Net Tollkeeper/8/

                       (h)(1)  Agency Agreement/1/

                       (h)(2)  Participation Agreement/8/

                       (h)(3)  Agreement for Support Services/2/

                       (h)(4) Addendum to Agency Agreement - Large-Cap, Mid-Cap, Small-Cap Index, REIT/6/

                       (h)(5) Addendum to Agency Agreement - International Large-Cap and Diversified Research/7/

                       (h)(6)  Addendum to Agency Agreement - I-Net Tollkeeper


                       (h)(7) Addendum to Participation Agreement - I-Net Tollkeeper/8/

                       (h)(8) Form of Addendum to Agency Agreement - Focused 30 and Strategic Value

                       (h)(9) Form of Addendum to Participation Agreement - Focused 30 and Strategic Value

                       (i)     Opinion and Consent of Counsel/1/

                       (j)     Not Applicable

                       (k)     Not Applicable

                       (l)     Not Applicable

                       (m)     Brokerage Enhancement Plan/8/

                       (m)(1) Revised Schedule A to Brokerage Enhancement Plan - I-Net Tollkeeper

                       (m)(2) Form of Revised Schedule A to Brokerage Enhancement Plan - Focused 30 and Strategic Value

                       (n)     Not Applicable

                       (o)     Not Applicable

                       (p)(1)  Code of Ethics - Pacific Select Fund/7/

                       (p)(2)  Code of Ethics - Alliance Capital Management L.P.

                       (p)(3)  Code of Ethics - Capital Guardian Trust Company

                       (p)(4)  Code of Ethics - Goldman Sachs Asset Management

                       (p)(5) Code of Ethics - J.P. Morgan Investment Management Inc.

                       (p)(6)  Code of Ethics - Janus Capital Corporation

                       (p)(7)  Code of Ethics - Lazard Asset Management

                       (p)(8)  Code of Ethics - Mercury Asset Management US

                       (p)(9)  Code of Ethics - Morgan Stanley Asset Management

                       (p)(10) Code of Ethics - Pacific Investment
                               Management Company

                       (p)(11) Code of Ethics - Salomon Brothers Asset
                               Management Inc

                       (p)(12) Code of Ethics - Pacific Life Insurance Company
                               Securities Division
------------

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession Number 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form Type N1A/B, Accession Number 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.


Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.


Item 25.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director of: Mutual Service Corporation,
                                                      Director (March 1989 to present) and Chairman
                                                      (July 1989 to present) of Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Co.);
                                                      PM Realty Advisors, Inc., Pacific Financial
                                                      Products, Inc., and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land &
                                                      Farming; Edison International; The Irvine Company
                                                      and Former Chairman of the American Council of
                                                      Life Insurance; and Former Director of: Pacific
                                                      Corinthian Life Insurance Company, Cadence
                                                      Capital Management Corporation, NFJ Investment
                                                      Group, Inc., Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.), and
                                                      Management Board member of PIMCO Advisors L.P.

Pacific Life                Glenn S. Schafer          Director (November 1994 to present) and President
                                                      (January 1995 to present) of Pacific Life Insurance
                                                      Company; Director and President of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Director of: Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Company);
                                                      Mutual Service Corporation; PM Realty Advisors, Inc.;
                                                      and similar positions with various affiliated companies
                                                      of Pacific Life Insurance Company; Former Director
                                                      of Pacific Corinthian Life Insurance Company; Pacific
                                                      Select Distributors, Inc. (formerly Pacific Mutual
                                                      Distributors, Inc.); and Management Board member of
                                                      PIMCO Advisors L.P.

Pacific Life                David R. Carmichael       Director (since August 1997), Senior Vice President
                                                      and General Counsel of Pacific Life Insurance
                                                      Company, April 1992 to present; Senior Vice
                                                      President and General Counsel of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Senior Vice President and General
                                                      Counsel of Pacific Life & Annuity Company (formerly
                                                      PM Group Life Insurance Company), July 1998 to present;
                                                      Director of Pacific Life & Annuity (formerly PM Group
                                                      Life Insurance Company); Association of California
                                                      Health and Life Insurance Companies; and Association
                                                      of Life Insurance Counsel; Former Director of Pacific
                                                      Corinthian Life Insurance Company


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Audrey L. Milfs           Director (since August 1997), Vice President
                                                      and Corporate Secretary of Pacific Life
                                                      Insurance Company, March 1991 to present;
                                                      Vice President and Secretary of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Director of Pacific
                                                      Life & Annuity Company (formerly PM Group Life
                                                      Insurance Company); Pacific Financial Products,
                                                      Inc.; PM Realty Advisors, Inc.; Vice President
                                                      and Secretary to several affiliated companies
                                                      of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Director (since August 1997), Senior Vice President
                                                      and Chief Financial Officer of Pacific Life
                                                      Insurance Company, June 1996 to present; Vice
                                                      President and Treasurer of Pacific Life Insurance
                                                      Company, November 1991 to June 1996; Senior Vice
                                                      President and Chief Financial Officer to several
                                                      affiliated companies of Pacific Life Insurance
                                                      Company, 1990 to present

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director (since January 1998), CFO and
                                                      Treasurer of Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.);
                                                      Vice President and Controller of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company.

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Vice President and Treasurer of
                                                      several affiliated companies of Pacific Life
                                                      Insurance Company (February 1999 to present)

Pacific Life                Larry J. Card             Executive Vice President of Pacific Life Insurance
                                                      Company, January 1995 to present; Executive Vice
                                                      President of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present and
                                                      similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company.

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Augustine Ariza, Jr.      Vice President

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       George C. Allan           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Senior Vice President

PIMCO                       Brian P. Baker            Vice President (SINGAPORE)

PIMCO                       Leslie A. Barbi           Executive Vice President

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Vice President

PIMCO                       Andrew Brick              Senior Vice President

PIMCO                       John B. Brynjolfsson      Senior Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marcia K. Clark           Vice President

PIMCO                       Jerry L. Coleman          Vice President

PIMCO                       Cyrille Conseil           Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Senior Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

PIMCO                       Sandra Durn               Vice President


Name of Adviser            Name of Individual                Business and Other Connections
----------------------   -----------------------      --------------------------------------------
PIMCO                    A. Benjamin Ehlert, CFA,     Executive Vice President
                         CIC

PIMCO                    Mohamed A. El-Erian          Managing Director

PIMCO                    Robert A. Ettl               Executive Vice President

PIMCO                    Stephanie D. Evans           Vice President

PIMCO                    Robert M. Fitzgerald         Chief Financial Officer, Treasurer (PALP)

PIMCO                    Teri Frisch                  Vice President

PIMCO                    Steve A. Foulke              Vice President

PIMCO                    Yuri P. Garbuzov             Vice President

PIMCO                    William H. Gross, CFA        Managing Director

PIMCO                    John L. Hague                Managing Director

PIMCO                    Gordon C. Hally, CIC         Executive Vice President

PIMCO                    Pasi M. Hamalainen           Managing Director

PIMCO                    John P. Hardaway             Senior Vice President

PIMCO                    Brent R. Harris, CFA         Managing Director

PIMCO                    Joseph Hattesohl             Vice President

PIMCO                    Raymond C. Hayes             Vice President

PIMCO                    David C. Hinman              Senior Vice President

PIMCO                    Lisa Hocson                  Vice President

PIMCO                    Douglas M. Hodge, CFA        Executive Vice President

PIMCO                    Brent L. Holden, CFA         Managing Director

PIMCO                    Dwight F. Holloway, Jr.,     Senior Vice President (LONDON)
                         CFA, CIC

PIMCO                    Mark T. Hudoff               Senior Vice President

PIMCO                    Margaret E. Isberg           Managing Director

PIMCO                    Thomas J. Kelleher           Vice President

PIMCO                    James M. Keller              Senior Vice President

PIMCO                    Raymond G. Kennedy, CFA      Senior Vice President

PIMCO                    Mark R. Kiesel               Vice President

PIMCO                    Sharon K. Kilmer             Executive Vice President

PIMCO                    Steven Kirkbaumer            Vice President

PIMCO                    John S. Loftus, CFA          Managing Director

PIMCO                    David Lown                   Vice President

PIMCO                    Joseph McDevitt              Executive Vice President

PIMCO                    Andre J. Mallegol            Vice President

PIMCO                    Scott W. Martin              Vice President

PIMCO                    Michael E. Martini           Vice President

PIMCO                    Scott A. Mather              Senior Vice President

PIMCO                    Benjamin L. Mayer            Vice President

PIMCO                    Dean S. Meiling, CFA         Managing Director

PIMCO                    Jonathan D. Moll             Vice President

PIMCO                    Mark E. Metsch               Vice President

PIMCO                    Kristen M. Monson            Senior Vice President

PIMCO                    James F. Muzzy, CFA          Managing Director

PIMCO                    Doris Nakamura               Vice President

PIMCO                    Mark D. Nellemann            Vice President

PIMCO                    Vinh T. Nguyen               Controller (PALP)

PIMCO                    Douglas J. Ongaro            Vice President

PIMCO                    Thomas J. Otterbein, CFA     Senior Vice President

PIMCO                    Kumar N. Palghat             Vice President

PIMCO                    Keith Perez                  Vice President

PIMCO                    Mohan V. Phansalkar          Senior Vice President, Senior
                                                      Legal Counsel

PIMCO                    Elizabeth M. Philipp         Vice President

PIMCO                    David J. Pittman             Vice President

PIMCO                    William F. Podlich III       Managing Director

PIMCO                    William C. Powers            Managing Director

PIMCO                    Terry A. Randall             Vice President

PIMCO                    Mark Romano                  Vice President

PIMCO                    Scott L. Roney, CFA          Senior Vice President (JAPAN)

PIMCO                    Michael J. Rosborough        Senior Vice President

PIMCO                    Cathy T. Rowe                Vice President

PIMCO                    Seth R. Ruthen               Vice President

PIMCO                    Jeffrey M. Sargent           Vice President

PIMCO                    Ernest L. Schmider           Managing Director, Secretary,
                                                      Chief Administrative and Legal Officer

PIMCO                    Leland T. Scholey, CFA       Senior Vice President

PIMCO                    Stephen O. Schulist          Vice President

PIMCO                    Iwona E. Scibisz             Vice President

PIMCO                    Denise C. Seliga             Vice President

PIMCO                    Rita J. Seymour              Vice President

PIMCO                    Christopher Sullivan, CFA    Vice President

PIMCO                    Kyle J. Theodore             Vice President

PIMCO                    Lee Thomas                   Managing Director

PIMCO                    William S. Thompson,         Chief Executive Officer and Managing
                         Jr.                          Director

PIMCO                    Ronaele K. Trinidad          Vice President

PIMCO                    Benjamin L. Trosky, CFA      Managing Director

PIMCO                    Richard E. Tyson             Vice President

PIMCO                    Peter A. Van de Zilver       Vice President

PIMCO                    Koichi Watanabe              Vice President (JAPAN)

PIMCO                    Marilyn Wegener              Vice President

PIMCO                    Richard M. Weil              Assistant Secretary, General Counsel

PIMCO                    Paul C. Westhead             Vice President, Managing Director,
                                                      Director of Corporate Services and General Counsel

PIMCO                    George H. Wood, CFA          Executive Vice President

PIMCO                    Michael A. Yetter            Senior Vice President

PIMCO                    David Young                  Vice President (LONDON)

PIMCO                    Changhong Zhu                Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Timothy D. Amour          Director, Capital Guardian Trust Company,
 Company                                              Capital Research and Management Company and
                                                      Capital Management Services, Inc.; Chairman
                                                      and Chief Executive Officer, Capital Research
                                                      Company.

Capital Guardian Trust      Donnalisa Barnum          Senior Vice President, Capital
Company                                               Guardian Trust Company; Vice
                                                      President, Capital International
                                                      Limited and Capital International, Inc.

Capital Guardian Trust      Andrew F. Barth           Director, Capital Guardian Trust Company and
 Company                                              Capital Research and Management Company;
                                                      Director and Research Director, Capital
                                                      International Research, Inc.; President, Capital
                                                      Guardian Research Company; Formerly Director and
                                                      Executive Vice President, Capital Guardian
                                                      Research Company.

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and Director,
 Company                                              Capital Guardian Trust Company; Director,
                                                      Capital Guardian Trust Company of Nevada;
                                                      Treasurer, Capital International Research, Inc.
                                                      and Capital Guardian Research Company; Director
                                                      and Treasurer, Capital Guardian (Canada), Inc.;
                                                      Formerly Chairman and Director, Capital
                                                      International Asia Pacific Management Company.

Capital Guardian Trust      Michael A. Burik          Senior Counsel, The Capital Group Companies,
 Company                                              Inc.; Senior Vice President, Capital Guardian
                                                      Trust Company.

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Larry P. Clemmensen       Director of Capital Guardian Trust
 Company                                              Company, American Funds Distributors, Inc.;
                                                      Chairman of the Board, and Director of American
                                                      Funds Service Company; Director and President,
                                                      The Capital Group Companies, Inc. and Capital
                                                      Management Services, Inc.; Senior Vice
                                                      President and Director, Capital Research and
                                                      Management Company; Treasurer, Capital
                                                      Strategy Research, Inc.;

Capital Guardian Trust      Kevin G. Clifford         Director and President, American Funds
 Company                                              Distributors, Inc.; Director, Capital
                                                      Guardian Trust Company

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc.; Assistant General
                                                      Counsel, The Capital Group Companies, Inc.,
                                                      Secretary, Capital Guardian International,
                                                      Inc.; Formerly, Secretary, Capital Management
                                                      Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian Trust
 Company                                              Company; Director, Capital Guardian Trust
                                                      Company, a Nevada Corporation.

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President and
                                                      Director, Capital International, Limited

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Vice Chairman and Director, Capital
 Company                                              International, Inc., Capital International
                                                      Limited and Capital International K.K.;
                                                      Chairman and Director, Capital International
                                                      S. A. and Capital Guardian Trust Company;
                                                      Director and President, Capital International
                                                      Limited (Bermuda); Director, The Capital Group
                                                      Companies, Inc., Capital International
                                                      Research, Inc., Capital Group Research, Inc.
                                                      and Capital Research and Management Company.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian Trust
                                                      Company, Capital International, Inc. and
                                                      Capital International Limited; Director and
                                                      Senior Vice President, Capital International
                                                      Research, Inc.; Director and Senior Vice
                                                      President Capital Guardian (Canada), Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Chairman and Director,
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation and Capital Strategy Research,
                                                      Inc.; Formerly, Director, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Peter C. Kelly            Senior Vice President, Capital Guardian Trust
 Company                                              Company; Assistant General Counsel, The
                                                      Capital Group Companies, Inc.; Director and
                                                      Senior Vice President, Capital International,
                                                      Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President, and
                                                      Director, Capital Guardian (Canada), Inc.

Capital Guardian Trust      Karin L. Larson           Director, The Capital Group Companies, Inc.,
 Company                                              Capital Group Research, Inc., Capital Guardian
                                                      Trust Company, Director and Chairman, Capital
                                                      Guardian Research Company and Capital
                                                      International Research, Inc., Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Vice President, Capital Research
                                                      Company; Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President and Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust Company; Senior
 Company                                              Vice President and Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian Trust
 Company                                              Company; Chairman and Director, Capital
                                                      Guardian (Canada), Inc., Director, Capital
                                                      International, Inc. and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International, Inc.; Capital
                                                      International Limited and Capital
                                                      International S.A.; Formerly, Chairman,
                                                      Capital Guardian International Research
                                                      Company and Director, Capital International,
                                                      Inc.

Capital Guardian Trust      James F. Rothenberg       Director, American Funds Distributors, Inc.,
 Company                                              American Funds Service Company, The Capital
                                                      Group Companies, Inc., Capital Group Research,
                                                      Inc., Capital Guardian Trust Company and
                                                      Capital Management Services, Inc.; Director
                                                      and President, Capital Research and
                                                      Management, Inc.; Formerly, Director of
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation, and Capital Research Company.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director, Capital Guardian Research Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Vice President,
                                                      Capital International Research, Inc.;
                                                      Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President, Capital Group International, Inc.;
                                                      Vice President, The Capital Group Companies,
                                                      Inc.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Formerly,
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Karen Skinner-Twoney      Vice President, Capital Guardian Trust
 Company                                              Company; Director, Vice President and
                                                      Treasurer, Capital Guardian Trust Company, a
                                                      Nevada Corporation.

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific Management
                                                      Company S.A., Capital Research and Management
                                                      Company and Capital International Management
                                                      Company S.A.; President and Director, Capital
                                                      International, Inc.; Senior Vice President,
                                                      Capital Group International, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Joanne Weckbacher         Senior Vice President, Capital Guardian Trust
 Company                                              Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Chairman, Director and Managing
 Investment                                           Director, J.P. Morgan Investment Management
 Management Inc.                                      Inc.; Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Isabel H. Sloane          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Hendrik Van Riel          Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing
 Management Inc.                                      Director, Morgan Guaranty Trust Company
                                                      of New York

J.P. Morgan                 John W. Schmidlin         Director, Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Anthony Della Pietra      Chief Legal Officer and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty Trust
                                                      Company of New York

J.P. Morgan                 Thomas J. Smith           Chief Compliance Officer, Vice President;
 Investment                                           Vice President, Morgan Guaranty Trust
 Management Inc.                                      Company of New York

J.P. Morgan                 Ronald R. Dewhurst        Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Gerard W. Lillis          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               James P. Craig, III       Director, Vice Chairman and Chief Investment
 Corporation                                          Officer

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stolper           Director
 Corporation

Janus Capital               Mark B. Whiston           Vice President and Chief Marketing
 Corporation                                          Officer

Janus Capital               Marjorie G. Hurd          Vice President and Chief Operations Officer
 Corporation

 Janus Capital              Steven R. Goodbarn        Treasurer and Chief Financial
  Corporation                                         Officer, 1992 to present, Vice
                                                      President of Finance, June 1995
                                                      to present

Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ------------------------------
 Morgan Stanley Asset                             Investment Adviser
  Management

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and
  Management                                      Managing Director

 Morgan Stanley Asset    Peter Dominic            Managing Director and Member
  Management             Caldecott                of Executive Committee

 Morgan Stanley Asset    Marna C. Whittington     Chief Operating Officer,
  Management                                      Managing Director, and Member
                                                  of Executive Committee

 Morgan Stanley Asset    Donald P. Ryan           Principal and Compliance Officer
  Management

 Morgan Stanley Asset    Harold J. Schaaff, Jr.   Managing Director, General Counsel
  Management                                      and Secretary

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio
 Management                                       Manager and Member of Executive
                                                  Committee

Morgan Stanley Asset     Thomas L. Bennett        Member of Executive Committee
 Management                                       and Portfolio Manager

Morgan Stanley Asset     Alan E. Goldberg         Member of Executive Committee
 Management

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Robert J. Hurst           Vice Chairman, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Executive Officer and Chairman,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John A. Thain             President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John L. Thornton          President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman of the Board, Alliance Capital
                                                                           Management Corporation; Director of The Equitable
                                                                           Companies Incorporated; Director of The Equitable Life
                                                                           Assurance Society of the United States; Senior Vice
                                                                           President of AXA (husband of Reba W. Williams)

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman and Chief Operating Officer;
                                                                           The Equitable Companies Incorporated; President, Chief
                                                                           Operating Officer and Director, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director; Consultant to the Continental Companies;
                                                                           Director Emeritus of the Duke University Management
                                                                           Corporation, Chairman of the Touro National Heritage
                                                                           Trust, a Regent of The Cathedral of St. John the Divine
                                                                           and a Trustee of Duke University (Emeritus) and the
                                                                           American Academy in Rome

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life,
                                                                           AXA; Director of various subsidiaries of the AXA Group;
                                                                           Director of Donaldson Lufkin & Jenrette and The
                                                                           Equitable Life Assurance Society of the United States

Alliance Capital Management L.P.        Herve Hatt                         Director; Senior Vice President, AXA

Alliance Capital Management L.P.        Frank Savage                       Director; Chairman of Alliance Capital Management
                                                                           International, a division of Alliance Capital Management
                                                                           LP; Director of Alliance Capital Finance Group
                                                                           Incorporated, a subsidiary of the Partnership; Senior
                                                                           Vice President of The Equitable Life Assurance Society
                                                                           of the United States

Alliance Capital Management L.P.        Luis J. Bastida                    Director; Chief Financial Officer and Member of the
                                                                           Executive Committee of Banco Bilbao Vizcaya, S.A.

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA

Alliance Capital Management L.P.        Kevin C. Dolan                     Director; Chief Executive Officer, AXA Investment
                                                                           Managers Paris

Alliance Capital Management L.P.        Reba W. Williams                   Director; Director of Special Projects at Alliance
                                                                           Capital Management Corporation (wife of Dave H. Williams)

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Companies Incorporated,
                                                                           Executive Vice President and Chief Investment Officer of
                                                                           The Equitable Life Assurance Society of the U.S.

Alliance Capital Management L.P.        Robert B. Zoellick                 Director; President and CEO of the Center for Strategic
                                                                           and International Studies, an independent non-profit
                                                                           public policy institute; Director of Janus Intercable,
                                                                           Said Holdings, the Advisory Council of Enron Corp., and
                                                                           several non-profit entities, including the Council on
                                                                           Foreign Relations, the German Marshall Fund, the Eurasia
                                                                           Foundation, the European Institute, the American Council
                                                                           on Germany, the National Bureau of Asian Research and the
                                                                           Overseas Development Council

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.; Director of Donaldson,
                                                                           Lufkin & Jenrette and the Jewish Theological Seminary;
                                                                           Fellow of the Society of Actuaries, member and Treasurer
                                                                           of the American Academy of Actuaries

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director and Chief Executive Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President and General Counsel

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary

Salomon Brothers Asset Management Inc. ("SABAM")

SABAM, an indirect, wholly-owned subsidiary of Citigroup, is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and renders investment advice to a wide variety of individual, institutional and investment advisory clients.

The list required by this Item 26 of officers and directors of SABAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by SABAM pursuant to the Advisers Act (SEC File No. 801-32046).

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ---------------------------------------------------------
Lazard Asset Management                               Investment Adviser
("Lazard")

Lazard                    John C. Adams               General Member

Lazard                    Eileen D. Alexanderson      General Member

Lazard                    William Araskog             General Member

Lazard                    Robert A. Baer, Jr.         General Member

Lazard                    F. Harlan Batrus            General Member; Director of Mutual of America Capital Management Corp.;
                                                      Director of Ryan Labs, Inc.; owner of A.J. Technologies

Lazard                    Gerardo Braggiotti          General Member; Managing Director of Lazard SpA; Managing Director of Lazard
                                                      Brothers & Co. Ltd.; Former director Centrale, Sec Generale of Centrale of
                                                      Mediobanca S.P.A.; Vice President, Lazard Vitale Borghesi SPA; General
                                                      Partner, Lazard Freres et Cie; General Partner, Maison Lazard et Cie; General
                                                      Partner, Partena

Lazard                    Patrick J. Callahan, Jr.    General Member; Director of Berry Metal Co.; Director of Michigan Wheel Corp.;
                                                      Director of Rotation Dynamics Corp.; Director of BT Capital Corp.

Lazard                    Michel David-Weill          General Member; Director of The Dannon Company, Inc.; President and Chairman
                                                      of the Board of Eurafrance; Director of Exor Group; Director of Euralux;
                                                      Director of Group Danone; Director of ITT Industries, Inc.; Director of La
                                                      France S.A.; Deputy Chairman of Lazard Brothers & Co., Limited; Former
                                                      Director of Pearson plc; Director of Publicis S.A.; Director of S.A. de la Rue
                                                      Imperiale de Lyon; Chairman of Lazard Freres & Co. LLC; General Partner of
                                                      Lazard Freres & Cie; Chairman of Lazard Partners L.P.; Member of Investment
                                                      Advisory Board of Corporate Advisers, L.P.; Permanent rep. of LFC (Director)
                                                      of Compagnie De Credit; Director of Maison Lazard S.A.; General Partner of
                                                      Maison Lazard & Cie; Chairman of Maison Lazard Developpement; Gerant (Partner)
                                                      of Parteger; Gerant (Partner) of Parteman; General Partner of Partemiel;
                                                      General Partner of Partena; Former Director of IFI SpA; Director of IFIL SpA;
                                                      Director of Fonds Partenaires - Gestion Investments

Lazard                    John V. Doyle               General Member

Lazard                    Thomas F. Dunn              General Member

Lazard                    Norman Eig                  General Member; Vice Chairman of Lazard Freres & Co. LLC; Chairman and
                                                      Director of The Lazard Funds, Inc.; Chairman and Director of Lazard Retirement
                                                      Series, Inc.; Director of Lazard Investment Funds Limited; Director and Chief
                                                      Investment Officer and Treasurer of Lazard Pension Management, Inc.; Director
                                                      of Lazard Asset Management Holdings Limited; Director of Lazard Asset
                                                      Management Pacific Co.; Director of Lazard Asset Management Limited; Member of
                                                      the Supervisory Board of Lazard Asset Management (Deutschland) GmbH; Managing
                                                      Director of Lazard Asset Management (Deutschland) Gesellschaft; Director of
                                                      Lazard Asset Management (CI) Holdings Ltd.

Lazard                    Richard P. Emerson          General Member

Lazard                    Peter R. Ezersky            General Member; Board Member of Cakewalk LLC

Lazard                    Eli H. Fink                 General Member; Former Partner & Vice Chairman of Deloitte & Touche LLP

Lazard                    Jonathan F. Foster          General Member; Director, Cakewalk LLC

Lazard                    Albert H. Garner            General Member

Lazard                    James S. Gold               General Member; Director of Smart & Final Inc.; Director of The Hain Food
                                                      Group

Lazard                    Jeffrey A. Golman           General Member

Lazard                    Steven J. Golub             General Member; Chief Financial Officer of Lazard Freres & Co. LLC; Director
                                                      of Mineral Technologies Inc.

Lazard                    Robert L. Goodman           General Member

Lazard                    Herbert W. Gullquist        General Member; Vice Chairman of Lazard Freres & Co. LLC; President and
                                                      Director of The Lazard Funds, Inc.; President and Director of Lazard
                                                      Retirement Series, Inc.; Director of Lazard Far East Investors Limited;
                                                      President and Director of Lazard Pension Management, Inc.; Director of Lazard
                                                      Asset Management Holdings Limited; Director and President of Lazard Asset
                                                      Management (Canada), Inc.; Director and Chairman of Lazard Asset Management
                                                      Pacific Co.; Director of Lazard Asset Management Limited; Member of the
                                                      Supervisory Board of Lazard Asset Management (Deutschland) GmbH; Managing
                                                      Director of Lazard Asset Management (Deutschland) Gesallschaft); Member of the
                                                      Advisory Board of The Egypt Trust; Board Member of Lazard Asset Management
                                                      Egypt

Lazard                    Thomas R. Haack             General Member

Lazard                    Paul J. Haigney             Managing Director

Lazard                    Ira O. Handler              General Member

Lazard                    Yasushi Hatakeyama          General Member

Lazard                    Melvin L. Heineman          General Member; Director of Lazard Freres & Co., Ltd; Director of Lazard
                                                      Asset Management Pacific Co.; Director & Vice President of Lazard Pension
                                                      Management, Inc.

Lazard                    Scott D. Hoffman            General Member

Lazard                    Robert E. Hougie            General Member

Lazard                    Kenneth M. Jacobs           General Member; Director of ARV Assisted Living, Inc.

Lazard                    James L. Kempner            General Member

Lazard                    Larry A. Kohn               General Member

Lazard                    Lee O. Kraus                General Member

Lazard                    Sandra A. Lamb              Director, Fortress Group, Inc.; General Member

Lazard                    Robert C. Larson            General Member; Chairman, Lazard Real Estate Investors LLC; Non-Executive
                                                      Director, Bass plc.; Non-Executive Director, Lifestyle Furnishings
                                                      International Ltd.; Non-Executive Director, Commonwealth Atlantic Properties,
                                                      Inc.

Lazard                    William R. Loomis, Jr.      General Member; Director of Englehard Corp.; Former Director of Minorco S.A.;
                                                      Former Director of Minorco (U.S.A.) Inc.; Director & Chairman of Terra
                                                      Industries, Inc.; Director of Ripplewood Holdings LLC

Lazard                    J. Robert Lovejoy           General Member

Lazard                    Matthew J. Lustig           Board Member, Brandywine Realty Trust; General Member

Lazard                    Thomas E. Lynch             General Member

Lazard                    Mark T. McMaster            General Member

Lazard                    Michael G. Medzigian        General Member; President and CEO, Lazard Real Estate Investors LLC; Director,
                                                      Arnold Palmer Golf Management; Director, President and CEO, Park Plaza Hotels
                                                      & Resorts

Lazard                    Richard W. Moore Jr.        General Member

Lazard                    Robert P. Morgenthau        General Member; Director and Vice President of Lazard Asset Management
                                                      (Canada) Inc.; Director of Lazard Investment Funds limited; Director of Lazard
                                                      Fund Manager (CI) Limited; Director of Lazard Global Bond Fund plc; Director
                                                      of Lazard Global Equity Fund plc; Director of Lazard Global Liquidity Fund
                                                      plc; Director of Lazard Strategic Yield Fund plc; Director of Global Funds
                                                      Management Plc; Director of Lazard Asset Management (CI) Holdings Ltd;
                                                      Director of Lazard Asset Management (CI) Ltd.; Director of Lazard Investment
                                                      Funds (CI) Ltd.; Director of Lazard Funds Administration Services (CI) Ltd.;
                                                      Director of Lazard Fund Managers (CI) Ltd. Guernsey; Director of Lazard Global
                                                      Bond Fund; Director of Lazard Investment Funds Ltd. Guernsey; Director of
                                                      Bitterroot Enterprises

Lazard                    Steven J. Niemczyk          General Member

Lazard                    Hamish W. M. Norton         General Member

Lazard                    James A. Paduano            General Member; Director of Donovan Data Systems, Inc.; Director of Secure
                                                      Products Inc.

Lazard                    Louis Perlmutter            General Member

Lazard                    Russell E. Planitzer        General Member; Former Director of Intensolv, Inc.

Lazard                    Steven L. Ratner            Director, Lazard Asia Limited; Chairman, Educational Broadcasting Corp.;
                                                      Director, New York Outward Bound Center; General Member

Lazard                    John R. Reinsberg           General Member; Executive Vice President and Director of Lazard Asset
                                                      Management Pacific Co.; Member of the Supervisory Board of Lazard Asset
                                                      Management (Deutschland) GmbH

Lazard                    Louis G. Rice               General Member

Lazard                    Barry W. Ridings            General Member; Director, Noodle Kidoodle; Director, Furr's Bishop's Inc.;
                                                      Director, New Valley Corp.; Director, Siem Industries; Director, Seaman's
                                                      Furniture

Lazard                    Luis E. Rinaldini           General Member

Lazard                    Bruno M. Roger              Director, Sovaciux S.A., Board Member, Thomson S.A.; General Member;
                                                      Supervisory Board Member of AXA; Supervisory Board Member of CAP Gemini
                                                      Sogeti; Board Member of Compaigne De Credit; Board Member of Compagnie De
                                                      Saint-Gobain; Vice Chairman & CEO of Eurafrance; Chairman & CEO of Financiere
                                                      et Industrelle Gaz at Eaux; Director, Fonds Partenaires Gestion (F.P.G.);
                                                      General Partner of Lazard Freres & Cie; Director without Power of vote of
                                                      LVMH-Moet hennesy Louis Vuitton; Director, Permanent Representative of Marine-
                                                      Wendel; Supervisory Board Member of Pinault-Printemps-Redoute; Director,
                                                      Permanent Representative of Sidel; Board Member of Sofina (Belgique); Board
                                                      Member of Thomson CSF; Director, Permanent Representative of Societe Francoise
                                                      Generale Immobiliere (S.F.G.I.)

Lazard                    Michael S. Rome             General Member

Lazard                    Stephen H. Sands            Director and Co-Chairman, National Imaging Associates, Inc.; General Member;
                                                      Director of Isogen LLC; Former Director of Skila, Inc.

Lazard                    Frank A. Savage             General Member

Lazard                    Gary S. Shedlin             General Member

Lazard                    David A. Tanner             Director, Scientific Learning Corp.; Director, Container and Pallet Services,
                                                      Inc.; Director, Children First, Inc.; Director, Employment Law Training, Inc.;
                                                      General Member; Former Managing Director of E.M. Warburg, Pincus & Co. LLC;
                                                      Former Director of Golden Books Family Entertainment Inc.; Former Director of
                                                      Renaissance Re Holdins Ltd.; Director of Poseidon Resources Inc.; Director of
                                                      Charter Financial, Inc.; Former Director of Classic Sports, Inc.; Former
                                                      Director of Information Ventures LLC

Lazard                    David L. Tashjian           General Member

Lazard                    J. Mikesell Thomas          General Member

Lazard                    Michael P. Triguboff        General Member; Managing Director of Lazard Asset Management Pacific Co.;
                                                      Director of Lazard Japan Asset Management K.K.; Director, Triguboff Management
                                                      Pty Ltd.

Lazard                    Donald A. Wagner            General Member

Lazard                    Ali E. Wambold              General Member; Former Director of The Albert Fisher Group plc; Director of
                                                      Lazard Freres & Co., Ltd.; Director of Tomkins PLC; Member of Investment
                                                      Advisory Board of Corporate Advisors L.P.; Former Director of Lazard S.P.A.;
                                                      Director of Lazard & Co. GmbH

Lazard                    Michael A. Weinstock        General Member

Lazard                    Antonio F. Weiss            General Member; Director, Lazard Vitale Borghesi SPA

Lazard                    Alexander E. Zagoreos       General Member; Director of The Egypt Trust; Director of Flemings Continental
                                                      European Investment Trust plc; Director of Gartmore Emerging Pacific
                                                      Investment Trust plc; Director of Greek Progress Fund; Director of Jupiter
                                                      International Green Investment Trust plc; Director of New Zealand Investment
                                                      Trust plc; Director of Taiwan Opportunities Fund Ltd; Director of The World
                                                      Trust Fund; Director of Lazard Select Investment Trust Ltd.; Director of
                                                      Ermitage Selz Fund; Director of Lazard Asset Management Egypt; Director of
                                                      Latin American Investment Trust, plc; Director of Taiwan American Fund Limited

Mercury Asset             Jeffrey M. Peek             President of Mercury; President of Merrill Lynch Asset Management, L.P.
Management US                                         ("MLAM"); President and Director of Princeton Services; Executive Vice
                                                      President of ML & Co.; Managing Director and Co-Head of the Investment Banking
                                                      Division of Merrill Lynch in 1997

Mercury Asset             Terry K. Glenn              Executive Vice President of Mercury; Executive Vice President of MLAM;
Management US                                         Executive Vice President and Director of Princeton Services; President and
                                                      Director of Princeton Funds Distributor, Inc.; Director of FDS; President of
                                                      Princeton Administrators, L.P.

Mercury Asset             Gregory A. Bundy            Chief Operating Officer and Managing Director of Mercury; Chief Operating
Management US                                         Officer and Managing Director of MLAM; Chief Operating Officer and Managing
                                                      Director of Princeton Services; Co-CEO of Merrill Lynch Australia from 1997 to
                                                      1999

Mercury Asset             Donald C. Burke             Senior Vice President and Treasurer of Mercury; Senior Vice President and
Management US                                         Treasurer of MLAM since 1999; Senior Vice President and Treasurer of Princeton
                                                      Services; Vice President of Princeton Funds Distributor, Inc.; First Vice
                                                      President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997;
                                                      Director of Taxation of MLAM since 1990

Mercury Asset             Michael G. Clark            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Director and Treasurer of Princeton Funds
                                                      Distributor, Inc.

Mercury Asset             Robert C. Doll              Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Chief Investment Officer of Oppenheimer
                                                      Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Mercury Asset             Linda L. Federici           Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Vincent R. Giordano         Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Michael J. Hennewinkel      Senior Vice President, Secretary and General Counsel of Mercury; Senior Vice
Management US                                         President, Secretary and General Counsel of MLAM; Senior Vice President of
                                                      Princeton Services

Mercury Asset             Philip L. Kirstein          Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President, General Counsel, Director and Secretary of Princeton Services

Mercury Asset             Debra W. Landsman-Yaros     Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Vice President of Princeton Funds
                                                      Distributor, Inc.

Mercury Asset             Joseph T. Monagle, Jr.      Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Brian A. Murdock            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Director of Princeton Funds Distributor, Inc.

Mercury Asset             Gregory D. Upah             Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services


Item 27.  Principal Underwriters
          ----------------------

          (a) Pacific Select Distributors, Inc. ("PSD") (formerly Pacific Mutual Distributors, Inc.) member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.
          (b)

Name and Principal/9/       Positions and Offices         Positions and Offices
Business Address            with Underwriter              with Registrant
-------------------------   -------------------------     ---------------------
Audrey L. Milfs             Vice President and            Secretary
                            Secretary

Edward R. Byrd              Director, Vice President      None
                            and Chief Financial Officer

Gerald W. Robinson          Director, Chairman and CEO    None

John L. Dixon               Director and President        None

Thomas H. Oliver            Director                      None

John W. Poff                Vice President                None

Patricia A. Thompson        Assistant Vice President      None

Jane M. Guon                Assistant Secretary           None

Adrian S. Griggs            Vice President                None

Kathleen Hunter             Vice President                None

Alyce E. Peterson           Assistant Vice President      None

Brian D. Klemens            Vice President and Treasurer  Vice President and
                                                          Treasurer

Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable
-----------------

    /9/   Principal business address for all individuals listed is 700 Newport
      Center Drive, Newport Beach, California 92660

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a)(2) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 14th day of July, 2000.

                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/ DIANE N. LEDGER
  _______________________________
      Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                           DATE
             ---------                           -----                           ----
                                     Chairman and Trustee                               , 2000
------------------------------------  (Chief Executive Officer)             -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                       , 2000
------------------------------------  (Vice President and Treasurer)        -----------
          Brian D. Klemens*

                                     President                                          , 2000
------------------------------------  (President)                           -----------
          Glenn S. Schafer*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
         Richard L. Nelson*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
          Lyman W. Porter*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
           Alan Richards*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                                      July 14, 2000
------------------------------------
        Diane N. Ledger
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Jane A. Kanter, Keith T. Robinson, and Robin Yonis Sandlaufer his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.